UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

November 30, 2010

1.859523.103

GEI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.8%
Autoliv, Inc.	2,810	$ 206,310
Johnson Controls, Inc.	1,002	36,513
TRW Automotive Holdings Corp. (a)	3,400	161,466
		404,289
Automobiles - 0.8%
Ford Motor Co. (a)(d)	25,504	406,534
Diversified Consumer Services - 0.3%
Sotheby's Class A (ltd. vtg.)	4,000	160,440
Hotels, Restaurants & Leisure - 3.2%
Brinker International, Inc.	5,000	102,200
Darden Restaurants, Inc. (d)	4,500	220,275
McDonald's Corp.	8,400	657,720
Starbucks Corp. (d)	9,200	281,520
The Cheesecake Factory, Inc. (a)(d)	1,800	57,366
Wyndham Worldwide Corp.	3,000	86,250
Yum! Brands, Inc. (d)	4,000	200,320
		1,605,651
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,894	332,208
Priceline.com, Inc. (a)(d)	150	59,108
		391,316
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc. (d)	2,669	194,010
Media - 1.8%
CBS Corp. Class B (d)	14,993	252,482
DIRECTV (a)	6,000	249,180
Interpublic Group of Companies, Inc. (a)	11,000	117,150
John Wiley & Sons, Inc. Class A (d)	5,716	237,214
Liberty Global, Inc. Class A (a)	1,743	61,458
		917,484
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	2,450	134,628
Macy's, Inc.	7,000	179,760
Target Corp.	4,163	237,041
		551,429
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	4,400	290,356
AutoZone, Inc. (a)(d)	750	194,558
Best Buy Co., Inc. (d)	2,700	115,344
Home Depot, Inc.	8,960	270,682
Limited Brands, Inc.	5,000	168,350
Lowe's Companies, Inc.	3,002	68,145
PetSmart, Inc. (d)	4,600	174,156
Ross Stores, Inc.	4,954	321,416
Signet Jewelers Ltd. (a)	6,200	246,946
TJX Companies, Inc.	7,600	346,636
		2,196,589
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	2,450	138,523

	Shares	Value
NIKE, Inc. Class B	2,200	$ 189,486
VF Corp.	2,300	190,624
		518,633
TOTAL CONSUMER DISCRETIONARY		7,346,375
CONSUMER STAPLES - 8.4%
Beverages - 2.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)(d)	6,459	133,120
Dr Pepper Snapple Group, Inc.	5,900	216,117
PepsiCo, Inc.	4,559	294,648
The Coca-Cola Co.	11,453	723,486
		1,367,371
Food & Staples Retailing - 1.9%
Costco Wholesale Corp. (d)	2,400	162,264
Kroger Co.	4,500	105,975
Sysco Corp. (d)	746	21,649
Wal-Mart Stores, Inc.	10,600	573,354
Walgreen Co. (d)	2,970	103,505
		966,747
Food Products - 0.6%
Corn Products International, Inc.	1,145	49,372
Del Monte Foods Co.	3,936	73,721
General Mills, Inc.	1,188	41,972
Hershey Co.	2,300	107,640
		272,705
Household Products - 0.7%
Colgate-Palmolive Co.	2,700	206,685
Kimberly-Clark Corp.	1,575	97,477
Procter & Gamble Co.	1,100	67,177
		371,339
Personal Products - 0.2%
Herbalife Ltd.	1,200	82,356
Tobacco - 2.3%
Altria Group, Inc.	9,000	216,000
Lorillard, Inc.	900	71,622
Philip Morris International, Inc.	15,300	870,417
		1,158,039
TOTAL CONSUMER STAPLES		4,218,557
ENERGY - 10.4%
Energy Equipment & Services - 3.6%
Complete Production Services, Inc. (a)(d)	4,563	129,817
Halliburton Co.	6,900	261,096
Helmerich & Payne, Inc. (d)	5,642	255,921
McDermott International, Inc. (a)(d)	4,400	80,652
National Oilwell Varco, Inc.	3,400	208,386
Oceaneering International, Inc. (a)	2,700	186,570
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)(d)	1,707	$ 101,276
Schlumberger Ltd.	7,082	547,722
		1,771,440
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp. (d)	1,800	145,746
Cimarex Energy Co.	1,200	96,648
ConocoPhillips	4,200	252,714
Devon Energy Corp.	2,100	148,197
Exxon Mobil Corp.	36,300	2,525,020
Occidental Petroleum Corp.	477	42,057
Peabody Energy Corp. (d)	3,373	198,366
		3,408,748
TOTAL ENERGY		5,180,188
FINANCIALS - 4.8%
Capital Markets - 0.8%
American Capital Ltd. (a)(d)	3,526	25,352
Ameriprise Financial, Inc.	3,207	166,251
Franklin Resources, Inc.	800	91,272
T. Rowe Price Group, Inc.	1,900	110,827
		393,702
Commercial Banks - 0.6%
CIT Group, Inc. (a)	4,000	157,840
East West Bancorp, Inc.	9,000	156,060
		313,900
Consumer Finance - 1.6%
American Express Co.	8,600	371,692
Credit Acceptance Corp. (a)	2,954	183,355
Discover Financial Services	13,970	255,372
		810,419
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. (a)(d)	3,500	75,110
Insurance - 0.3%
AFLAC, Inc.	2,664	137,196
Real Estate Investment Trusts - 1.3%
MFA Financial, Inc.	9,000	73,350
Nationwide Health Properties, Inc.	2,655	95,713
Public Storage	1,000	96,600
Rayonier, Inc.	3,002	152,982
Simon Property Group, Inc.	1,500	147,750
Ventas, Inc. (d)	1,500	76,905
		643,300
TOTAL FINANCIALS		2,373,627
HEALTH CARE - 9.0%
Biotechnology - 1.4%
Amgen, Inc. (a)	811	42,732

	Shares	Value
Biogen Idec, Inc. (a)(d)	3,556	$ 227,477
Celgene Corp. (a)	2,414	143,343
Gilead Sciences, Inc. (a)	8,483	309,630
		723,182
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	1,313	63,746
Becton, Dickinson & Co. (d)	2,300	179,239
Cooper Companies, Inc.	3,514	187,999
Covidien PLC	2,500	105,175
Medtronic, Inc.	3,099	103,909
Stryker Corp. (d)	451	22,591
Varian Medical Systems, Inc. (a)	1,368	90,055
Zimmer Holdings, Inc. (a)	1,462	72,018
		824,732
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	4,895	151,011
Cardinal Health, Inc.	5,964	212,199
Express Scripts, Inc. (a)	1,769	92,147
Humana, Inc. (a)	4,318	241,981
Laboratory Corp. of America Holdings (a)(d)	2,100	172,263
McKesson Corp.	1,100	70,290
Medco Health Solutions, Inc. (a)	1,243	76,221
UnitedHealth Group, Inc.	3,500	127,820
		1,143,932
Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. Class A (a)	1,285	119,955
Life Technologies Corp. (a)	4,780	238,068
Waters Corp. (a)	2,600	199,862
		557,885
Pharmaceuticals - 2.5%
Abbott Laboratories	10,900	506,959
Allergan, Inc.	2,700	178,929
Eli Lilly & Co. (d)	4,969	167,257
Endo Pharmaceuticals Holdings, Inc. (a)	2,546	91,681
Forest Laboratories, Inc. (a)	3,010	95,989
Johnson & Johnson	3,300	203,115
		1,243,930
TOTAL HEALTH CARE		4,493,661
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	4,950	246,065
Lockheed Martin Corp.	814	55,385
Northrop Grumman Corp.	2,203	135,881
The Boeing Co.	2,889	184,232
United Technologies Corp.	5,465	411,351
		1,032,914
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B (d)	8,293	581,588
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
Delta Air Lines, Inc. (a)(d)	13,240	$ 181,123
Construction & Engineering - 0.4%
KBR, Inc.	7,300	197,684
Electrical Equipment - 0.7%
Cooper Industries PLC Class A	900	49,050
Emerson Electric Co.	3,531	194,452
Thomas & Betts Corp. (a)	2,000	88,900
		332,402
Industrial Conglomerates - 1.6%
3M Co. (d)	4,390	368,672
General Electric Co.	20,500	324,515
Tyco International Ltd.	2,400	90,936
		784,123
Machinery - 4.9%
Caterpillar, Inc. (d)	4,500	380,700
CNH Global NV (a)	4,700	194,674
Cummins, Inc.	918	89,156
Danaher Corp.	2,952	127,674
Deere & Co.	2,500	186,750
Dover Corp.	1,200	65,772
Gardner Denver, Inc.	1,700	111,265
Illinois Tool Works, Inc.	954	45,439
Joy Global, Inc.	4,008	305,891
Oshkosh Co. (a)	5,665	162,586
PACCAR, Inc.	1,800	96,948
Parker Hannifin Corp.	2,800	224,644
Timken Co.	4,900	213,444
Toro Co. (d)	4,205	244,773
		2,449,716
Road & Rail - 0.6%
AMERCO (a)	800	77,552
Union Pacific Corp.	2,317	208,785
		286,337
TOTAL INDUSTRIALS		5,845,887
INFORMATION TECHNOLOGY - 30.9%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	41,400	793,224
Harris Corp.	5,837	258,229
Juniper Networks, Inc. (a)	1,746	59,399
Plantronics, Inc.	1,397	49,971
QUALCOMM, Inc.	12,700	593,598
		1,754,421
Computers & Peripherals - 8.6%
Apple, Inc. (a)	7,700	2,395,855
Dell, Inc. (a)(d)	4,808	63,562
EMC Corp. (a)	14,200	305,158
Hewlett-Packard Co.	22,888	959,694

	Shares	Value
NetApp, Inc. (a)(d)	5,438	$ 276,957
QLogic Corp. (a)(d)	9,896	177,039
SanDisk Corp. (a)(d)	2,420	107,932
		4,286,197
Electronic Equipment & Components - 0.5%
Anixter International, Inc.	950	53,077
Vishay Intertechnology, Inc. (a)(d)	14,137	201,594
		254,671
Internet Software & Services - 2.8%
eBay, Inc. (a)(d)	3,500	101,955
Google, Inc. Class A (a)	1,928	1,071,409
IAC/InterActiveCorp (a)	7,200	202,752
		1,376,116
IT Services - 5.9%
Accenture PLC Class A	8,100	350,892
Automatic Data Processing, Inc.	8,042	358,432
Cognizant Technology Solutions Corp. Class A (a)	2,300	149,454
Fiserv, Inc. (a)	3,400	188,020
International Business Machines Corp.	11,255	1,592,132
MasterCard, Inc. Class A	222	52,621
Visa, Inc. Class A	3,500	258,475
		2,950,026
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)(d)	1,619	58,996
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)(d)	26,000	189,540
Altera Corp.	4,246	148,992
Analog Devices, Inc.	2,300	81,788
Applied Materials, Inc.	2,900	36,047
Intel Corp.	38,110	804,883
Linear Technology Corp. (d)	2,000	65,200
Marvell Technology Group Ltd. (a)(d)	3,933	75,868
RF Micro Devices, Inc. (a)	26,500	185,765
Veeco Instruments, Inc. (a)	1,429	62,847
		1,650,930
Software - 6.2%
Activision Blizzard, Inc.	18,000	211,320
BMC Software, Inc. (a)	3,250	144,300
CA, Inc.	10,800	247,212
Intuit, Inc. (a)	5,000	224,450
Microsoft Corp.	42,786	1,078,635
Oracle Corp.	36,523	987,582
Synopsys, Inc. (a)	8,987	230,876
		3,124,375
TOTAL INFORMATION TECHNOLOGY		15,455,732
MATERIALS - 5.7%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	327	28,194
E.I. du Pont de Nemours & Co.	4,000	187,960
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
International Flavors & Fragrances, Inc.	2,000	$ 105,040
Lubrizol Corp.	2,903	303,538
Monsanto Co.	804	48,176
Nalco Holding Co.	2,168	63,783
PPG Industries, Inc. (d)	1,848	144,070
Praxair, Inc.	1,600	147,280
Rockwood Holdings, Inc. (a)(d)	5,707	217,836
The Scotts Miracle-Gro Co. Class A	2,185	109,163
Valspar Corp.	2,500	82,600
		1,437,640
Containers & Packaging - 0.7%
Ball Corp.	3,100	204,228
Crown Holdings, Inc. (a)	2,495	77,420
Rock-Tenn Co. Class A	829	44,841
		326,489
Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc.	5,600	567,392
Newmont Mining Corp.	3,300	194,139
		761,531
Paper & Forest Products - 0.6%
Domtar Corp.	3,374	256,154
MeadWestvaco Corp.	2,000	49,680
		305,834
TOTAL MATERIALS		2,831,494
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	4,295	119,358
Qwest Communications International, Inc.	17,000	119,000
Verizon Communications, Inc. (d)	5,500	176,055
		414,413
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)(d)	1,775	89,762
TOTAL TELECOMMUNICATION SERVICES		504,175
TOTAL COMMON STOCKS (Cost $41,004,504)		48,249,696
Investment Companies - 0.0%

Ares Capital Corp. (Cost $20,886)	1,519	24,957
U.S. Treasury Obligations - 0.5%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.31% 12/16/10 to 5/5/11 (e) (Cost $259,887)	$ 260,000	$ 259,872
Money Market Funds - 18.7%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (f)	1,344,098	1,344,098
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	7,993,152	7,993,152
TOTAL MONEY MARKET FUNDS (Cost $9,337,250)		9,337,250
TOTAL INVESTMENT PORTFOLIO - 115.8% (Cost $50,622,527)	57,871,775
NET OTHER ASSETS (LIABILITIES) - (15.8)%	(7,909,440)
NET ASSETS - 100%	$ 49,962,335
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 1,592,460	$ 4,658
The face value of futures purchased as a percentage of net assets is 3.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $259,872.
(f) The rate quoted in the annualized seven-day yield of the fund at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 12,381
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,346,375	$ 7,346,375	$ -	$ -
Consumer Staples	4,218,557	4,218,557	-	-
Energy	5,180,188	5,180,188	-	-
Financials	2,373,627	2,373,627	-	-
Health Care	4,493,661	4,493,661	-	-
Industrials	5,845,887	5,845,887	-	-
Information Technology	15,455,732	15,455,732	-	-
Materials	2,831,494	2,831,494	-	-
Telecommunication Services	504,175	504,175	-	-
Investment Companies	24,957	24,957	-	-
U.S. Government and Government Agency Obligations	259,872	-	259,872	-
Money Market Funds	9,337,250	9,337,250	-	-
Total Investments in Securities:	$ 57,871,775	$ 57,611,903	$ 259,872	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,658	$ 4,658	$ -	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $50,750,306. Net unrealized appreciation aggregated $7,121,469, of which $8,128,187 related to appreciated investment securities and $1,006,718 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

November 30, 2010

1.870939.102

MCE-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 1.5%
Autoliv, Inc.	3,310	$ 243,020
Dana Holding Corp. (a)	11,432	172,738
TRW Automotive Holdings Corp. (a)	5,679	269,696
		685,454
Automobiles - 0.5%
Ford Motor Co. (a)(e)	14,590	232,565
Diversified Consumer Services - 0.6%
H&R Block, Inc.	9,825	123,697
ITT Educational Services, Inc. (a)(e)	2,000	116,980
		240,677
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	4,207	85,991
MGM Mirage, Inc. (a)	1,736	21,231
Panera Bread Co. Class A (a)(e)	1,300	130,312
Starbucks Corp.	2,778	85,007
Starwood Hotels & Resorts Worldwide, Inc.	169	9,606
Wyndham Worldwide Corp.	8,845	254,294
		586,441
Household Durables - 0.4%
D.R. Horton, Inc.	1,269	12,741
Garmin Ltd.	1,088	31,508
Jarden Corp.	3,938	120,897
Stanley Black & Decker, Inc.	215	12,799
		177,945
Internet & Catalog Retail - 1.2%
Liberty Media Corp. Interactive Series A (a)	19,200	296,832
Priceline.com, Inc. (a)	566	223,032
		519,864
Leisure Equipment & Products - 0.4%
Mattel, Inc.	7,581	195,893
Media - 2.1%
CBS Corp. Class B	17,366	292,443
Discovery Communications, Inc. (a)	662	26,996
Gannett Co., Inc.	3,452	45,256
Interpublic Group of Companies, Inc. (a)	24,200	257,730
John Wiley & Sons, Inc. Class A	5,500	228,250
McGraw-Hill Companies, Inc.	269	9,278
Valassis Communications, Inc. (a)(e)	1,800	58,590
		918,543
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	3,688	202,656
Family Dollar Stores, Inc.	1,000	50,200
Macy's, Inc.	6,984	179,349
Nordstrom, Inc.	185	7,918
		440,123
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	2,000	131,980

	Shares	Value
AutoZone, Inc. (a)(e)	500	$ 129,705
Bed Bath & Beyond, Inc. (a)	880	38,491
Limited Brands, Inc.	9,813	330,404
Ross Stores, Inc.	4,000	259,520
Signet Jewelers Ltd. (a)	6,537	260,369
Tiffany & Co., Inc.	2,000	124,200
TJX Companies, Inc.	4,338	197,856
		1,472,525
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	5,620	317,755
Crocs, Inc. (a)	6,000	105,270
Fossil, Inc. (a)	3,659	247,531
VF Corp.	3,686	305,496
		976,052
TOTAL CONSUMER DISCRETIONARY		6,446,082
CONSUMER STAPLES - 5.6%
Beverages - 0.7%
Brown-Forman Corp. Class B (non-vtg.)	800	52,336
Coca-Cola Enterprises, Inc.	5,335	128,840
Dr Pepper Snapple Group, Inc.	3,500	128,205
		309,381
Food & Staples Retailing - 0.9%
Andersons, Inc.	5,000	161,600
PriceSmart, Inc.	6,813	228,712
		390,312
Food Products - 2.7%
Bunge Ltd.	3,000	182,460
ConAgra Foods, Inc.	504	10,826
Corn Products International, Inc.	5,960	256,995
Del Monte Foods Co.	4,468	83,686
H.J. Heinz Co.	5,180	250,039
Hershey Co. (e)	5,035	235,638
Mead Johnson Nutrition Co. Class A	501	29,845
Sara Lee Corp.	9,677	145,155
		1,194,644
Household Products - 0.5%
Energizer Holdings, Inc. (a)	3,400	239,326
Personal Products - 0.2%
Avon Products, Inc.	1,245	35,557
Estee Lauder Companies, Inc. Class A	238	17,831
Herbalife Ltd.	505	34,658
		88,046
Tobacco - 0.6%
Lorillard, Inc.	3,258	259,272
TOTAL CONSUMER STAPLES		2,480,981
ENERGY - 8.5%
Energy Equipment & Services - 5.1%
Atwood Oceanics, Inc. (a)	6,800	242,080
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Cameron International Corp. (a)	6,243	$ 300,351
Complete Production Services, Inc. (a)	2,430	69,134
Dril-Quip, Inc. (a)	2,346	181,674
FMC Technologies, Inc. (a)	4,599	387,420
Helmerich & Payne, Inc.	1,078	48,898
McDermott International, Inc. (a)	10,000	183,300
Oceaneering International, Inc. (a)	3,811	263,340
Oil States International, Inc. (a)	4,382	259,984
Schlumberger Ltd.	515	39,830
SEACOR Holdings, Inc.	2,300	250,700
Weatherford International Ltd. (a)	2,471	50,433
		2,277,144
Oil, Gas & Consumable Fuels - 3.4%
Alpha Natural Resources, Inc. (a)	2,168	107,446
Cimarex Energy Co.	3,660	294,776
Cloud Peak Energy, Inc.	5,300	111,141
Murphy Oil Corp.	506	34,165
Noble Energy, Inc.	585	47,531
Peabody Energy Corp.	1,022	60,104
Southern Union Co.	8,228	194,263
Spectra Energy Corp.	13,694	325,506
Stone Energy Corp. (a)	5,800	119,828
Valero Energy Corp.	1,049	20,435
Whiting Petroleum Corp. (a)	2,000	220,100
		1,535,295
TOTAL ENERGY		3,812,439
FINANCIALS - 16.1%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	4,200	217,728
Eaton Vance Corp. (non-vtg.)	2,670	79,352
Raymond James Financial, Inc.	1,783	51,136
T. Rowe Price Group, Inc.	914	53,314
Waddell & Reed Financial, Inc. Class A	8,067	248,464
		649,994
Commercial Banks - 3.8%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	15,588	253,149
Bank of the Ozarks, Inc.	6,500	246,285
CIT Group, Inc. (a)	7,943	313,431
East West Bancorp, Inc.	14,487	251,205
Fifth Third Bancorp	2,932	35,037
First Citizen Bancshares, Inc.	500	86,945
International Bancshares Corp.	12,459	214,295
M&T Bank Corp.	2,982	229,495
SunTrust Banks, Inc.	2,580	60,269
		1,690,111
Consumer Finance - 1.3%
Cash America International, Inc.	981	35,512

	Shares	Value
Credit Acceptance Corp. (a)	2,783	$ 172,741
Discover Financial Services	17,329	316,774
SLM Corp. (a)	4,000	46,200
		571,227
Diversified Financial Services - 1.2%
Leucadia National Corp. (a)	2,651	68,820
Moody's Corp.	11,030	295,935
NYSE Euronext	4,053	110,728
The NASDAQ Stock Market, Inc. (a)	2,400	51,504
		526,987
Insurance - 2.3%
American International Group, Inc. (a)(e)	1,105	45,625
Aon Corp.	652	26,158
Aspen Insurance Holdings Ltd.	3,817	110,311
Axis Capital Holdings Ltd.	4,610	162,917
Endurance Specialty Holdings Ltd.	2,111	93,116
Hartford Financial Services Group, Inc.	758	16,873
Horace Mann Educators Corp.	5,647	92,216
Marsh & McLennan Companies, Inc.	2,048	51,364
PartnerRe Ltd.	2,462	190,805
Progressive Corp.	2,546	51,786
Reinsurance Group of America, Inc.	2,020	100,859
Transatlantic Holdings, Inc.	1,350	68,310
		1,010,340
Real Estate Investment Trusts - 4.9%
Annaly Capital Management, Inc.	5,135	93,406
Apartment Investment & Management Co. Class A	2,444	58,949
CommonWealth REIT	8,000	200,240
Equity Lifestyle Properties, Inc.	3,400	183,192
Equity Residential (SBI)	1,091	54,528
FelCor Lodging Trust, Inc. (a)	15,000	88,950
HCP, Inc.	467	15,378
Hospitality Properties Trust (SBI)	7,885	174,416
Host Hotels & Resorts, Inc.	1,226	20,204
Liberty Property Trust (SBI)	1,200	37,608
MFA Financial, Inc.	27,044	220,409
PS Business Parks, Inc.	2,618	135,665
Public Storage	2,253	217,640
Rayonier, Inc.	5,125	261,170
Ventas, Inc.	5,332	273,372
Vornado Realty Trust	1,894	154,513
		2,189,640
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	2,600	49,894
Jones Lang LaSalle, Inc.	2,838	226,529
		276,423
Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc. (e)	15,260	256,368
TOTAL FINANCIALS		7,171,090
Common Stocks - continued
	Shares	Value
HEALTH CARE - 9.3%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	3,401	$ 217,562
Cephalon, Inc. (a)	2,298	145,900
United Therapeutics Corp. (a)	2,000	125,860
		489,322
Health Care Equipment & Supplies - 0.8%
C. R. Bard, Inc.	78	6,618
Hill-Rom Holdings, Inc.	6,013	237,995
Intuitive Surgical, Inc. (a)	50	13,015
Kinetic Concepts, Inc. (a)	2,640	104,834
		362,462
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	8,839	272,683
CIGNA Corp.	3,605	132,700
Coventry Health Care, Inc. (a)	3,000	75,960
Humana, Inc. (a)	5,294	296,676
Laboratory Corp. of America Holdings (a)(e)	1,590	130,428
Quest Diagnostics, Inc.	2,200	108,504
		1,016,951
Life Sciences Tools & Services - 2.5%
Bruker BioSciences Corp. (a)	11,674	180,013
Life Technologies Corp. (a)	6,348	316,162
Mettler-Toledo International, Inc. (a)	937	136,034
PerkinElmer, Inc.	3,000	69,900
Pharmaceutical Product Development, Inc.	5,000	124,600
Waters Corp. (a)	3,803	292,337
		1,119,046
Pharmaceuticals - 2.6%
Allergan, Inc.	2,826	187,279
Endo Pharmaceuticals Holdings, Inc. (a)	6,500	234,065
Forest Laboratories, Inc. (a)	8,700	277,443
Mylan, Inc. (a)	10,407	203,613
Perrigo Co.	3,964	238,791
		1,141,191
TOTAL HEALTH CARE		4,128,972
INDUSTRIALS - 13.8%
Aerospace & Defense - 0.6%
Goodrich Corp.	148	12,694
L-3 Communications Holdings, Inc.	2,939	206,700
Rockwell Collins, Inc.	360	20,182
		239,576
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	4,032	219,986

	Shares	Value
C.H. Robinson Worldwide, Inc.	364	$ 26,830
Expeditors International of Washington, Inc.	2,820	149,178
		395,994
Airlines - 0.5%
Delta Air Lines, Inc. (a)	13,635	186,527
Southwest Airlines Co.	3,200	42,624
		229,151
Building Products - 0.4%
Masco Corp.	13,834	150,929
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	3,291	123,544
Cintas Corp.	3,875	103,637
R.R. Donnelley & Sons Co.	9,174	144,582
		371,763
Construction & Engineering - 0.9%
KBR, Inc.	9,617	260,428
URS Corp. (a)	3,977	157,251
		417,679
Electrical Equipment - 2.1%
Cooper Industries PLC Class A	3,467	188,952
Franklin Electric Co., Inc.	5,563	216,456
General Cable Corp. (a)(e)	3,000	98,370
Hubbell, Inc. Class B	3,280	185,517
Roper Industries, Inc.	870	62,997
Thomas & Betts Corp. (a)	4,156	184,734
		937,026
Machinery - 6.4%
AGCO Corp. (a)	5,918	267,139
CNH Global NV (a)	5,700	236,094
Cummins, Inc.	1,697	164,813
Dover Corp.	5,355	293,508
Eaton Corp.	3,817	367,959
Ingersoll-Rand Co. Ltd.	1,036	42,476
Joy Global, Inc.	3,817	291,313
Lindsay Corp. (e)	3,000	177,120
Oshkosh Co. (a)	4,082	117,153
Parker Hannifin Corp.	4,351	349,081
SPX Corp.	1,000	65,680
Timken Co.	6,069	264,366
Toro Co. (e)	3,794	220,849
		2,857,551
Professional Services - 0.6%
Dun & Bradstreet Corp.	3,105	233,931
FTI Consulting, Inc. (a)	400	14,256
Manpower, Inc.	534	30,075
		278,262
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.6%
TAL International Group, Inc.	5,697	$ 161,396
W.W. Grainger, Inc.	885	110,563
		271,959
TOTAL INDUSTRIALS		6,149,890
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.8%
Comtech Telecommunications Corp.	6,000	177,960
Harris Corp.	4,492	198,726
InterDigital, Inc. (a)(e)	7,038	232,747
Ixia (a)	12,344	195,776
		805,209
Computers & Peripherals - 1.7%
NetApp, Inc. (a)	2,128	108,379
QLogic Corp. (a)	7,000	125,230
SanDisk Corp. (a)	2,000	89,200
Synaptics, Inc. (a)(e)	7,600	216,600
Western Digital Corp. (a)	5,713	191,386
		730,795
Electronic Equipment & Components - 2.3%
Agilent Technologies, Inc. (a)	3,130	109,613
Arrow Electronics, Inc. (a)	7,448	230,962
AVX Corp.	6,500	93,015
Ingram Micro, Inc. Class A (a)	9,319	166,344
Multi-Fineline Electronix, Inc. (a)	7,417	172,816
Vishay Intertechnology, Inc. (a)	17,225	245,629
		1,018,379
Internet Software & Services - 0.0%
Akamai Technologies, Inc. (a)	30	1,566
IT Services - 2.9%
Amdocs Ltd. (a)	5,000	130,000
Cognizant Technology Solutions Corp. Class A (a)	23	1,495
Computer Sciences Corp.	4,655	207,753
DST Systems, Inc.	1,000	42,860
Fidelity National Information Services, Inc.	4,675	125,758
Fiserv, Inc. (a)	5,630	311,339
Lender Processing Services, Inc.	851	26,185
NeuStar, Inc. Class A (a)	2,630	67,959
SAIC, Inc. (a)	6,840	104,789
Teradata Corp. (a)	3,001	123,311
The Western Union Co.	7,994	141,014
		1,282,463
Office Electronics - 0.8%
Xerox Corp.	32,597	373,562
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	35,848	261,332

	Shares	Value
Altera Corp.	7,726	$ 271,105
Analog Devices, Inc.	9,686	344,434
Fairchild Semiconductor Intl, Inc. (a)	20,700	290,835
Lattice Semiconductor Corp. (a)	11,769	52,373
Linear Technology Corp.	6,220	202,772
Marvell Technology Group Ltd. (a)	13,133	253,336
Microchip Technology, Inc. (e)	1,242	41,744
Micron Technology, Inc. (a)	34,201	248,299
National Semiconductor Corp.	15,484	206,711
Skyworks Solutions, Inc. (a)	2,054	52,274
		2,225,215
Software - 2.3%
BMC Software, Inc. (a)	5,217	231,635
CA, Inc.	13,782	315,470
Citrix Systems, Inc. (a)	428	28,428
Intuit, Inc. (a)	8,551	383,854
saleforce.com, Inc. (a)	592	82,418
		1,041,805
TOTAL INFORMATION TECHNOLOGY		7,478,994
MATERIALS - 8.1%
Chemicals - 4.0%
Albemarle Corp.	3,000	162,270
Cabot Corp.	2,864	102,531
Celanese Corp. Class A	1,150	42,550
CF Industries Holdings, Inc.	2,534	306,031
Ecolab, Inc.	700	33,467
International Flavors & Fragrances, Inc.	2,901	152,361
Lubrizol Corp.	2,988	312,425
Nalco Holding Co.	2,000	58,840
OM Group, Inc. (a)	4,667	175,479
PPG Industries, Inc.	3,964	309,033
Sigma Aldrich Corp.	894	56,519
The Scotts Miracle-Gro Co. Class A	1,117	55,805
		1,767,311
Containers & Packaging - 1.4%
Ball Corp.	3,000	197,640
Crown Holdings, Inc. (a)	9,022	279,953
Graphic Packaging Holding Co. (a)	38,301	142,480
Sealed Air Corp.	600	13,950
		634,023
Metals & Mining - 1.6%
Golden Star Resources Ltd. (a)	42,895	185,519
Hecla Mining Co. (a)	25,695	246,415
Walter Energy, Inc.	2,625	269,430
		701,364
Paper & Forest Products - 1.1%
Domtar Corp.	3,210	243,703
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.	3,400	$ 84,898
MeadWestvaco Corp.	7,266	180,487
		509,088
TOTAL MATERIALS		3,611,786
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
CenturyLink, Inc.	726	31,211
Qwest Communications International, Inc.	52,951	370,657
Windstream Corp.	6,400	83,456
		485,324
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	972	40,377
NII Holdings, Inc. (a)	1,532	59,380
		99,757
TOTAL TELECOMMUNICATION SERVICES		585,081
UTILITIES - 4.2%
Electric Utilities - 1.4%
Cleco Corp.	798	24,203
DPL, Inc.	1,763	44,657
Edison International	5,689	210,152
FirstEnergy Corp. (e)	840	29,492
IDACORP, Inc.	4,397	159,699
NV Energy, Inc.	3,400	46,546
PPL Corp.	1,870	47,517
Progress Energy, Inc.	870	38,010
		600,276
Gas Utilities - 0.4%
Energen Corp.	1,758	76,596
UGI Corp.	4,122	122,300
		198,896
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	11,281	121,948
Constellation Energy Group, Inc.	6,466	183,376
		305,324
Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	2,997	46,843
CMS Energy Corp.	4,250	76,373
Consolidated Edison, Inc.	5,718	276,580
DTE Energy Co.	4,623	205,955

	Shares	Value
NiSource, Inc.	8,300	$ 138,859
Xcel Energy, Inc.	751	17,649
		762,259
TOTAL UTILITIES		1,866,755
TOTAL COMMON STOCKS (Cost $36,519,235)		43,732,070
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.31% 5/5/11 to 7/28/11 (f) (Cost $129,844)	$ 130,000	129,864
Money Market Funds - 4.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	584,685	584,685
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(d)	1,346,585	1,346,585
TOTAL MONEY MARKET FUNDS (Cost $1,931,270)		1,931,270
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $38,580,349)	45,793,204
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(1,239,941)
NET ASSETS - 100%	$ 44,553,263
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2010	$ 681,520	$ 12,876
The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $129,864.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 11,098
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,446,082	$ 6,446,082	$ -	$ -
Consumer Staples	2,480,981	2,480,981	-	-
Energy	3,812,439	3,812,439	-	-
Financials	7,171,090	7,171,090	-	-
Health Care	4,128,972	4,128,972	-	-
Industrials	6,149,890	6,149,890	-	-
Information Technology	7,478,994	7,478,994	-	-
Materials	3,611,786	3,611,786	-	-
Telecommunication Services	585,081	585,081	-	-
Utilities	1,866,755	1,866,755	-	-
U.S. Government and Government Agency Obligations	129,864	-	129,864	-
Money Market Funds	1,931,270	1,931,270	-	-
Total Investments in Securities:	$ 45,793,204	$ 45,663,340	$ 129,864	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 12,876	$ 12,876	$ -	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $38,585,842. Net unrealized appreciation aggregated $7,207,362, of which $8,271,178 related to appreciated investment securities and $1,063,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

November 30, 2010

1.870937.102

SCE-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	7,042	$ 75,631
Amerigon, Inc. (a)	5,000	52,500
Cooper Tire & Rubber Co.	24,559	513,038
Dana Holding Corp. (a)	28,065	424,062
Fuel Systems Solutions, Inc. (a)(e)	14,780	510,797
Superior Industries International, Inc.	3,094	60,147
		1,636,175
Diversified Consumer Services - 0.5%
Mac-Gray Corp.	3,456	48,349
Pre-Paid Legal Services, Inc. (a)	8,227	532,122
		580,471
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	11,000	146,080
Cracker Barrel Old Country Store, Inc.	11,720	617,175
DineEquity, Inc. (a)	11,985	640,239
Domino's Pizza, Inc. (a)	17,365	256,481
Ruth's Hospitality Group, Inc. (a)	27,659	136,635
Shuffle Master, Inc. (a)	20,000	214,600
		2,011,210
Household Durables - 2.2%
American Greetings Corp. Class A	18,729	375,891
Blyth, Inc.	9,299	414,549
iRobot Corp. (a)(e)	20,021	406,426
Libbey, Inc. (a)	19,052	275,682
Standard Pacific Corp. (a)(e)	84,904	302,258
Tempur-Pedic International, Inc. (a)	8,470	297,382
Tupperware Brands Corp.	5,800	269,584
		2,341,772
Internet & Catalog Retail - 0.2%
Shutterfly, Inc. (a)	7,880	260,040
Leisure Equipment & Products - 0.8%
Arctic Cat, Inc. (a)	16,235	242,064
Polaris Industries, Inc. (e)	8,607	625,643
		867,707
Media - 1.2%
Cinemark Holdings, Inc.	7,901	138,663
Global Sources Ltd. (a)(e)	64,050	579,653
Journal Communications, Inc. Class A (a)	17,531	79,591
Valassis Communications, Inc. (a)(e)	14,741	479,820
		1,277,727
Specialty Retail - 2.4%
Finish Line, Inc. Class A	29,550	527,468
Jo-Ann Stores, Inc. (a)	14,006	678,451
Rent-A-Center, Inc.	24,848	691,768
The Cato Corp. Class A (sub. vtg.)	16,738	477,870
Tractor Supply Co.	6,786	288,201
		2,663,758

	Shares	Value
Textiles, Apparel & Luxury Goods - 2.2%
Crocs, Inc. (a)	16,000	$ 280,720
Fossil, Inc. (a)	7,278	492,357
Liz Claiborne, Inc. (a)(e)	40,000	292,400
Maidenform Brands, Inc. (a)	13,699	375,901
Oxford Industries, Inc.	20,254	500,274
Warnaco Group, Inc. (a)	4,183	225,255
Wolverine World Wide, Inc.	7,000	218,750
		2,385,657
TOTAL CONSUMER DISCRETIONARY		14,024,517
CONSUMER STAPLES - 3.5%
Beverages - 0.1%
MGP Ingredients, Inc.	9,212	83,921
Food & Staples Retailing - 1.7%
Andersons, Inc.	11,101	358,784
Casey's General Stores, Inc.	10,065	400,033
Nash-Finch Co.	13,105	484,230
PriceSmart, Inc.	17,673	593,283
		1,836,330
Food Products - 0.5%
TreeHouse Foods, Inc. (a)	11,060	549,461
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)	10,000	213,100
Inter Parfums, Inc.	5,000	91,300
Nu Skin Enterprises, Inc. Class A	22,268	703,891
USANA Health Sciences, Inc. (a)	3,000	126,360
		1,134,651
Tobacco - 0.2%
Universal Corp.	5,759	235,601
TOTAL CONSUMER STAPLES		3,839,964
ENERGY - 8.0%
Energy Equipment & Services - 4.1%
Cal Dive International, Inc. (a)	40,344	215,840
Carbo Ceramics, Inc.	796	77,331
Complete Production Services, Inc. (a)	34,082	969,633
Gulf Island Fabrication, Inc.	15,873	424,761
Hercules Offshore, Inc. (a)	217,147	554,811
ION Geophysical Corp. (a)(e)	92,389	664,277
Newpark Resources, Inc. (a)	80,027	457,754
OYO Geospace Corp. (a)	9,842	746,614
Pioneer Drilling Co. (a)	11,190	76,652
Tesco Corp. (a)	20,000	264,200
		4,451,873
Oil, Gas & Consumable Fuels - 3.9%
Bill Barrett Corp. (a)(e)	13,105	503,887
Cloud Peak Energy, Inc. (e)	30,311	635,622
Contango Oil & Gas Co. (a)	10,181	567,693
DHT Holdings, Inc.	46,238	202,985
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroquest Energy, Inc. (a)(e)	77,981	$ 540,408
Ship Finance International Ltd. (NY Shares) (e)	12,641	274,436
Stone Energy Corp. (a)	15,871	327,895
Teekay Tankers Ltd.	10,000	118,500
Vaalco Energy, Inc. (a)	74,181	548,198
W&T Offshore, Inc.	35,848	600,454
		4,320,078
TOTAL ENERGY		8,771,951
FINANCIALS - 17.0%
Capital Markets - 0.7%
PennantPark Investment Corp.	7,187	84,088
Prospect Capital Corp.	11,000	107,580
TICC Capital Corp.	50,703	534,410
		726,078
Commercial Banks - 5.6%
Alliance Financial Corp. (e)	3,782	111,682
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	35,419	575,205
Bank of the Ozarks, Inc. (e)	14,505	549,594
Cardinal Financial Corp.	3,013	31,215
Community Bank System, Inc. (e)	23,068	555,477
Financial Institutions, Inc.	5,891	107,511
First Financial Bancorp, Ohio	28,885	477,180
First Financial Bankshares, Inc. (e)	1,228	59,398
International Bancshares Corp.	33,792	581,222
Merchants Bancshares, Inc.	20,220	550,591
NBT Bancorp, Inc.	2,800	62,160
Prosperity Bancshares, Inc. (e)	16,977	552,432
Renasant Corp. (e)	8,779	152,052
Republic Bancorp, Inc., Kentucky Class A	15,675	321,494
S&T Bancorp, Inc. (e)	9,200	180,504
Signature Bank, New York (a)	5,604	246,296
Tompkins Financial Corp.	3,300	126,588
Trustmark Corp.	4,342	92,658
UMB Financial Corp.	7,175	267,628
Washington Trust Bancorp, Inc.	9,273	194,640
WesBanco, Inc.	14,333	249,824
		6,045,351
Consumer Finance - 1.6%
Credit Acceptance Corp. (a)	4,999	310,288
EZCORP, Inc. (non-vtg.) Class A (a)	6,156	154,885
First Cash Financial Services, Inc. (a)	7,554	217,480
Nelnet, Inc. Class A	26,369	562,978
World Acceptance Corp. (a)(e)	12,033	530,174
		1,775,805
Diversified Financial Services - 0.8%
Encore Capital Group, Inc. (a)	15,321	284,817

	Shares	Value
MarketAxess Holdings, Inc.	7,845	$ 142,701
NewStar Financial, Inc. (a)	45,870	387,143
		814,661
Insurance - 1.5%
Amtrust Financial Services, Inc.	20,602	329,838
Aspen Insurance Holdings Ltd.	12,344	356,742
FBL Financial Group, Inc. Class A	20,379	544,527
Flagstone Reinsurance Holdings Ltd.	16,048	183,750
Platinum Underwriters Holdings Ltd.	4,881	211,006
		1,625,863
Real Estate Investment Trusts - 6.2%
Anworth Mortgage Asset Corp.	11,842	82,183
Ashford Hospitality Trust, Inc. (a)(e)	12,996	122,162
CapLease, Inc.	13,593	82,917
Chesapeake Lodging Trust	26,350	501,177
Colonial Properties Trust (SBI)	10,232	184,176
Colony Financial, Inc.	6,610	127,507
Crexus Investment Corp.	9,465	119,638
Extra Space Storage, Inc.	16,000	256,320
First Industrial Realty Trust, Inc. (a)(e)	60,355	459,302
Highwoods Properties, Inc. (SBI)	6,212	189,528
Home Properties, Inc.	1,228	65,809
MFA Financial, Inc.	91,278	743,916
Mid-America Apartment Communities, Inc.	7,470	458,434
Mission West Properties, Inc.	13,873	90,591
National Health Investors, Inc.	8,070	355,080
Nationwide Health Properties, Inc.	6,583	237,317
Newcastle Investment Corp. (a)	90,379	514,257
Omega Healthcare Investors, Inc.	29,203	616,475
One Liberty Properties, Inc.	17,638	270,038
Parkway Properties, Inc.	3,500	55,615
Pennymac Mortgage Investment Trust	18,488	329,086
PS Business Parks, Inc.	9,372	485,657
Saul Centers, Inc.	10,523	447,964
		6,795,149
Thrifts & Mortgage Finance - 0.6%
Dime Community Bancshares, Inc.	12,900	176,085
Flushing Financial Corp.	19,264	258,138
Meridian Interstate Bancorp, Inc. (a)	6,485	71,011
NASB Financial, Inc. (e)	1,651	21,232
Provident New York Bancorp	16,309	152,815
		679,281
TOTAL FINANCIALS		18,462,188
HEALTH CARE - 9.0%
Biotechnology - 1.9%
Acorda Therapeutics, Inc. (a)	2,056	54,176
Alkermes, Inc. (a)	4,938	51,750
Alnylam Pharmaceuticals, Inc. (a)	743	6,798
ArQule, Inc. (a)	15,016	81,537
Array Biopharma, Inc. (a)	49,216	157,983
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)(e)	17,224	$ 71,480
Cepheid, Inc. (a)	2,748	54,108
Cubist Pharmaceuticals, Inc. (a)(e)	11,374	246,930
Exelixis, Inc. (a)	32,285	186,930
Incyte Corp. (a)	4,180	60,652
InterMune, Inc. (a)	2,012	25,271
Martek Biosciences (a)	3,416	75,152
Medivation, Inc. (a)	7,629	86,437
Nabi Biopharmaceuticals (a)	32,922	171,194
ONYX Pharmaceuticals, Inc. (a)	538	15,844
Osiris Therapeutics, Inc. (a)(e)	29,101	190,903
PDL BioPharma, Inc.	4,334	25,051
Regeneron Pharmaceuticals, Inc. (a)	3,857	111,159
SciClone Pharmaceuticals, Inc. (a)	58,663	219,400
Theravance, Inc. (a)	1,227	30,650
Vanda Pharmaceuticals, Inc. (a)	22,336	180,028
		2,103,433
Health Care Equipment & Supplies - 3.5%
American Medical Systems Holdings, Inc. (a)(e)	28,498	510,969
Cantel Medical Corp.	14,559	293,946
Haemonetics Corp. (a)	2,572	151,208
Invacare Corp. (e)	21,446	578,828
Kensey Nash Corp. (a)	17,394	472,073
Orthofix International NV (a)	7,000	190,330
Sirona Dental Systems, Inc. (a)	16,593	627,049
Steris Corp.	14,567	501,250
Symmetry Medical, Inc. (a)	10,692	87,354
Thoratec Corp. (a)	5,129	130,559
Young Innovations, Inc.	10,246	309,634
		3,853,200
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	9,351	265,381
American Dental Partners, Inc. (a)	8,820	108,927
AmSurg Corp. (a)	11,203	205,911
Chemed Corp.	2,300	140,162
Chindex International, Inc. (a)	19,947	303,793
Continucare Corp. (a)	31,618	149,237
Cross Country Healthcare, Inc. (a)	8,704	66,847
Emergency Medical Services Corp. Class A (a)	2,968	147,035
Hanger Orthopedic Group, Inc. (a)	11,619	222,852
Healthspring, Inc. (a)	12,654	339,507
Magellan Health Services, Inc. (a)	3,303	160,856
Owens & Minor, Inc.	11,775	332,644
PharMerica Corp. (a)	16,201	175,943
Providence Service Corp. (a)	13,611	228,801
		2,847,896

	Shares	Value
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	11,665	$ 48,526
Dionex Corp. (a)	577	52,605
		101,131
Pharmaceuticals - 0.9%
Medicis Pharmaceutical Corp. Class A	12,957	341,417
Par Pharmaceutical Companies, Inc. (a)	4,902	176,129
Salix Pharmaceuticals Ltd. (a)	2,010	89,747
Santarus, Inc. (a)	15,000	41,400
SuperGen, Inc. (a)	75,842	200,981
ViroPharma, Inc. (a)	6,333	97,845
		947,519
TOTAL HEALTH CARE		9,853,179
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.5%
AAR Corp. (a)(e)	17,237	423,341
American Science & Engineering, Inc.	1,500	120,930
Ceradyne, Inc. (a)	23,104	610,408
Cubic Corp.	9,432	430,382
		1,585,061
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	12,175	664,268
Hub Group, Inc. Class A (a)	11,000	358,930
Park-Ohio Holdings Corp. (a)	8,524	164,939
		1,188,137
Building Products - 0.6%
A.O. Smith Corp.	10,018	394,809
Ameron International Corp.	1,000	70,800
Gibraltar Industries, Inc. (a)	16,721	170,053
		635,662
Commercial Services & Supplies - 1.6%
American Reprographics Co. (a)	5,937	41,737
Consolidated Graphics, Inc. (a)	10,416	495,385
G&K Services, Inc. Class A	9,981	276,873
Multi-Color Corp.	5,572	108,933
Schawk, Inc. Class A	15,657	280,887
Tetra Tech, Inc. (a)	15,392	355,709
The Brink's Co.	8,000	196,320
		1,755,844
Construction & Engineering - 0.9%
EMCOR Group, Inc. (a)	12,956	347,221
Great Lakes Dredge & Dock Corp.	76,932	590,838
		938,059
Electrical Equipment - 2.6%
AZZ, Inc.	10,110	376,800
Belden, Inc.	11,368	378,327
Brady Corp. Class A	16,207	501,283
Franklin Electric Co., Inc.	16,278	633,377
Lihua International, Inc. (a)	11,000	131,780
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	7,000	$ 222,460
Preformed Line Products Co.	1,746	81,189
Regal-Beloit Corp.	9,165	559,065
		2,884,281
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	5,600	248,640
Machinery - 4.1%
Actuant Corp. Class A	9,008	212,859
ArvinMeritor, Inc. (a)	15,000	267,750
Barnes Group, Inc.	5,000	95,450
Briggs & Stratton Corp.	26,280	457,535
Colfax Corp. (a)	10,516	177,510
Graham Corp.	3,000	49,080
Kadant, Inc. (a)	15,490	297,253
Lindsay Corp. (e)	13,496	796,804
NACCO Industries, Inc. Class A	4,844	448,603
Nordson Corp.	7,438	590,800
Robbins & Myers, Inc. (e)	15,000	465,150
Tennant Co.	11,914	406,744
Thermadyne Holdings Corp. (a)	15,000	224,400
		4,489,938
Professional Services - 1.0%
CBIZ, Inc. (a)(e)	31,923	192,176
Huron Consulting Group, Inc. (a)	25,039	568,636
Kelly Services, Inc. Class A (non-vtg.) (a)	19,291	344,827
SFN Group, Inc. (a)	1,198	10,267
		1,115,906
Road & Rail - 0.8%
AMERCO (a)	5,500	533,170
Werner Enterprises, Inc.	13,496	291,244
		824,414
Trading Companies & Distributors - 0.6%
Aircastle Ltd.	4,644	44,490
TAL International Group, Inc.	22,168	628,019
		672,509
TOTAL INDUSTRIALS		16,338,451
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 2.6%
Anaren, Inc. (a)	5,857	106,656
Arris Group, Inc. (a)	30,642	306,726
Aviat Networks, Inc. (a)	58,891	243,809
Bel Fuse, Inc. Class B (non-vtg.)	5,000	112,250
InterDigital, Inc. (a)(e)	21,559	712,956
Plantronics, Inc.	11,761	420,691
Powerwave Technologies, Inc. (a)(e)	269,652	568,966
Riverbed Technology, Inc. (a)	8,884	301,256
		2,773,310

	Shares	Value
Computers & Peripherals - 1.0%
Cray, Inc. (a)	19,095	$ 136,338
Hutchinson Technology, Inc. (a)(e)	89,381	277,081
Synaptics, Inc. (a)(e)	22,236	633,726
		1,047,145
Electronic Equipment & Components - 4.4%
Anixter International, Inc.	7,200	402,264
CPI International, Inc. (a)	5,721	110,701
CTS Corp.	10,159	104,536
Insight Enterprises, Inc. (a)	10,231	129,013
Littelfuse, Inc.	13,532	626,126
Measurement Specialties, Inc. (a)	21,726	555,751
Multi-Fineline Electronix, Inc. (a)	21,751	506,798
Newport Corp. (a)	37,833	549,713
OSI Systems, Inc. (a)	10,160	354,279
Power-One, Inc. (a)(e)	63,759	602,523
Pulse Electronics Corp. (e)	120,867	495,555
Rofin-Sinar Technologies, Inc. (a)	1,642	47,142
TTM Technologies, Inc. (a)	8,136	107,843
Viasystems Group, Inc. (a)	3,392	58,851
Zygo Corp. (a)	9,553	109,477
		4,760,572
Internet Software & Services - 1.3%
EarthLink, Inc. (e)	39,952	358,170
j2 Global Communications, Inc. (a)	12,467	333,866
Mercadolibre, Inc. (a)	4,000	254,480
ValueClick, Inc. (a)	31,958	496,627
		1,443,143
IT Services - 2.6%
Acxiom Corp. (a)	29,307	498,512
CACI International, Inc. Class A (a)	6,623	333,336
CSG Systems International, Inc. (a)	12,761	240,162
Maximus, Inc.	2,200	133,540
Teletech Holdings, Inc. (a)	30,820	584,347
Unisys Corp. (a)	3,600	81,396
VeriFone Systems, Inc. (a)	24,444	849,429
Wright Express Corp. (a)	2,294	98,803
		2,819,525
Semiconductors & Semiconductor Equipment - 5.3%
Diodes, Inc. (a)	9,494	234,502
DSP Group, Inc. (a)	8,279	63,334
Entegris, Inc. (a)	94,561	614,647
GT Solar International, Inc. (a)(e)	70,000	468,300
Lattice Semiconductor Corp. (a)	127,407	566,961
Omnivision Technologies, Inc. (a)	10,000	282,900
Photronics, Inc. (a)	69,593	444,699
PMC-Sierra, Inc. (a)	56,777	411,633
RF Micro Devices, Inc. (a)	124,548	873,081
Sigma Designs, Inc. (a)(e)	30,132	361,584
Skyworks Solutions, Inc. (a)	28,199	717,665
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc. (a)	3,991	$ 79,461
Veeco Instruments, Inc. (a)(e)	15,554	684,065
		5,802,832
Software - 3.6%
AsiaInfo Holdings, Inc. (a)	9,626	160,273
Fair Isaac Corp.	26,245	612,821
Jack Henry & Associates, Inc.	15,151	414,228
Lawson Software, Inc. (a)	26,317	226,063
Manhattan Associates, Inc. (a)	10,243	318,455
Monotype Imaging Holdings, Inc. (a)	50,196	562,195
Net 1 UEPS Technologies, Inc. (a)	21,011	255,284
NetScout Systems, Inc. (a)	6,360	140,492
Opnet Technologies, Inc.	9,338	227,100
Quest Software, Inc. (a)	25,929	656,004
Renaissance Learning, Inc.	9,020	106,165
TIBCO Software, Inc. (a)	11,764	231,045
VirnetX Holding Corp.	3,080	42,750
		3,952,875
TOTAL INFORMATION TECHNOLOGY		22,599,402
MATERIALS - 7.2%
Chemicals - 2.7%
Arch Chemicals, Inc.	11,933	414,314
OM Group, Inc. (a)	16,609	624,498
OMNOVA Solutions, Inc. (a)	63,921	561,226
PolyOne Corp. (a)	19,676	245,163
Senomyx, Inc. (a)(e)	39,964	225,397
Sensient Technologies Corp.	5,447	185,035
ShengdaTech, Inc. (a)(e)	25,000	149,750
Solutia, Inc. (a)	2,000	42,760
W.R. Grace & Co. (a)	6,587	220,467
Westlake Chemical Corp.	6,931	261,715
		2,930,325
Containers & Packaging - 1.2%
Boise, Inc.	35,227	258,918
Rock-Tenn Co. Class A (e)	9,950	538,196
Silgan Holdings, Inc.	14,394	492,851
		1,289,965
Metals & Mining - 0.9%
Golden Star Resources Ltd. (a)	131,985	570,829

	Shares	Value
Hecla Mining Co. (a)(e)	30,000	$ 287,700
Noranda Aluminium Holding Corp. (a)	9,169	109,019
		967,548
Paper & Forest Products - 2.4%
Buckeye Technologies, Inc.	31,691	631,285
Clearwater Paper Corp. (a)	6,500	523,250
Domtar Corp.	8,785	666,957
Glatfelter	23,888	297,167
Kapstone Paper & Packaging Corp. (a)	39,810	586,003
		2,704,662
TOTAL MATERIALS		7,892,500
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.8%
Consolidated Communications Holdings, Inc.	16,307	300,375
Vonage Holdings Corp. (a)	218,680	529,206
		829,581
Wireless Telecommunication Services - 0.5%
USA Mobility, Inc.	32,310	549,916
TOTAL TELECOMMUNICATION SERVICES		1,379,497
UTILITIES - 1.6%
Electric Utilities - 0.6%
El Paso Electric Co. (a)	17,528	461,688
IDACORP, Inc.	1,426	51,792
Portland General Electric Co.	6,500	137,605
		651,085
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	4,300	161,637
New Jersey Resources Corp.	3,740	161,231
Nicor, Inc.	2,131	92,166
Southwest Gas Corp.	6,692	234,421
		649,455
Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp.	9,228	280,070
Multi-Utilities - 0.1%
Avista Corp.	7,044	150,530
TOTAL UTILITIES		1,731,140
TOTAL COMMON STOCKS (Cost $87,832,906)		104,892,789
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.34% 12/16/10 to 7/28/11 (f) (Cost $399,664)	$ 400,000	399,641
Money Market Funds - 17.8%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,007,589	$ 3,007,589
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(d)	16,334,103	16,334,103
TOTAL MONEY MARKET FUNDS (Cost $19,341,692)		19,341,692
TOTAL INVESTMENT PORTFOLIO - 114.5% (Cost $107,574,262)	124,634,122
NET OTHER ASSETS (LIABILITIES) - (14.5)%	(15,763,323)
NET ASSETS - 100%	$ 108,870,799
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
55 NYFE Russell Mini Index Contracts	Dec. 2010	$ 3,995,750	$ 250,048
The face value of futures purchased as a percentage of net assets is 3.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $379,669.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 81,942
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,024,517	$ 14,024,517	$ -	$ -
Consumer Staples	3,839,964	3,839,964	-	-
Energy	8,771,951	8,771,951	-	-
Financials	18,462,188	18,462,188	-	-
Health Care	9,853,179	9,853,179	-	-
Industrials	16,338,451	16,338,451	-	-
Information Technology	22,599,402	22,599,402	-	-
Materials	7,892,500	7,892,500	-	-
Telecommunication Services	1,379,497	1,379,497	-	-
Utilities	1,731,140	1,731,140	-	-
U.S. Government and Government Agency Obligations	399,641	-	399,641	-
Money Market Funds	19,341,692	19,341,692	-	-
Total Investments in Securities:	$ 124,634,122	$ 124,234,481	$ 399,641	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 250,048	$ 250,048	$ -	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $107,683,056. Net unrealized appreciation aggregated $16,951,066, of which $19,950,169 related to appreciated investment securities and $2,999,103 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

November 30, 2010

1.859524.103

VEI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Diversified Consumer Services - 0.6%
ITT Educational Services, Inc. (a)(e)	1,947	$ 113,880
Weight Watchers International, Inc. (e)	9,236	316,241
		430,121
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	5,753	117,591
Wyndham Worldwide Corp.	6,800	195,500
		313,091
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	6,800	105,128
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc. (e)	2,610	189,721
Media - 5.2%
CBS Corp. Class B (e)	23,001	387,337
Comcast Corp. Class A	35,177	703,540
Gannett Co., Inc.	13,734	180,053
John Wiley & Sons, Inc. Class A (e)	8,118	336,897
Liberty Global, Inc. Class A (a)(e)	5,940	209,444
News Corp. Class A (e)	10,501	143,234
The Walt Disney Co.	19,855	724,906
Time Warner Cable, Inc.	2,264	139,327
Time Warner, Inc.	16,997	501,242
Viacom, Inc. Class B (non-vtg.) (e)	6,529	246,992
		3,572,972
Multiline Retail - 0.5%
Macy's, Inc.	13,063	335,458
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	5,593	369,082
Gap, Inc.	7,502	160,243
Signet Jewelers Ltd. (a)	3,543	141,118
		670,443
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	2,100	174,048
TOTAL CONSUMER DISCRETIONARY		5,790,982
CONSUMER STAPLES - 9.1%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)(e)	16,000	329,760
Dr Pepper Snapple Group, Inc.	3,913	143,333
PepsiCo, Inc.	2,563	165,647
The Coca-Cola Co.	4,226	266,956
		905,696
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	8,057	249,767
Kroger Co.	16,599	390,906
Wal-Mart Stores, Inc.	10,700	578,763
		1,219,436

	Shares	Value
Food Products - 2.5%
Archer Daniels Midland Co.	2,850	$ 82,622
ConAgra Foods, Inc.	3,078	66,115
Corn Products International, Inc.	2,400	103,488
Del Monte Foods Co.	19,235	360,272
General Mills, Inc.	3,251	114,858
Hershey Co.	3,700	173,160
Kraft Foods, Inc. Class A	11,644	352,231
The J.M. Smucker Co.	3,500	221,375
Tyson Foods, Inc. Class A	16,717	264,630
		1,738,751
Household Products - 2.5%
Procter & Gamble Co.	28,623	1,748,007
Tobacco - 1.0%
Altria Group, Inc.	5,588	134,112
Lorillard, Inc.	1,700	135,286
Philip Morris International, Inc.	6,842	389,241
		658,639
TOTAL CONSUMER STAPLES		6,270,529
ENERGY - 12.0%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (a)	5,341	190,140
Complete Production Services, Inc. (a)(e)	3,100	88,195
Halliburton Co.	2,572	97,324
Helmerich & Payne, Inc. (e)	9,489	430,421
McDermott International, Inc. (a)(e)	10,500	192,465
National Oilwell Varco, Inc.	10,202	625,281
Oceaneering International, Inc. (a)	4,200	290,220
Oil States International, Inc. (a)(e)	5,320	315,636
		2,229,682
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	3,402	218,272
Apache Corp.	3,739	402,466
Bill Barrett Corp. (a)(e)	4,500	173,025
Chesapeake Energy Corp.	1,986	41,944
Chevron Corp. (e)	22,696	1,837,695
ConocoPhillips	12,200	734,074
Devon Energy Corp.	9,056	639,082
Exxon Mobil Corp.	3,700	257,372
Hess Corp. (e)	592	41,470
Marathon Oil Corp.	1,029	34,441
Occidental Petroleum Corp.	7,418	654,045
Peabody Energy Corp. (e)	4,938	290,404
Spectra Energy Corp. (e)	7,234	171,952
Sunoco, Inc.	5,000	200,700
Valero Energy Corp. (e)	6,500	126,620
Whiting Petroleum Corp. (a)(e)	2,600	286,130
		6,109,692
TOTAL ENERGY		8,339,374
Common Stocks - continued
	Shares	Value
FINANCIALS - 24.7%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	7,500	$ 388,800
Bank of New York Mellon Corp.	1,275	34,412
Goldman Sachs Group, Inc.	5,369	838,316
Morgan Stanley	6,935	169,630
State Street Corp. (e)	8,456	365,299
		1,796,457
Commercial Banks - 4.8%
BB&T Corp. (e)	3,700	85,840
CIT Group, Inc. (a)	8,295	327,321
East West Bancorp, Inc.	12,500	216,750
Fifth Third Bancorp	6,800	81,260
PNC Financial Services Group, Inc. (e)	9,685	521,537
SunTrust Banks, Inc.	5,500	128,480
U.S. Bancorp, Delaware	17,886	425,329
Wells Fargo & Co.	56,905	1,548,385
		3,334,902
Consumer Finance - 1.7%
American Express Co.	7,602	328,558
Capital One Financial Corp.	8,413	313,216
Credit Acceptance Corp. (a)	2,687	166,782
Discover Financial Services	20,271	370,554
		1,179,110
Diversified Financial Services - 6.6%
Bank of America Corp.	110,058	1,205,135
Citigroup, Inc. (a)	225,021	945,088
JPMorgan Chase & Co.	49,905	1,865,449
Moody's Corp.	13,010	349,058
The NASDAQ Stock Market, Inc. (a)(e)	9,500	203,870
		4,568,600
Insurance - 6.3%
ACE Ltd.	5,621	328,941
AFLAC, Inc.	1,500	77,250
Allied World Assurance Co. Holdings Ltd.	1,800	105,732
Axis Capital Holdings Ltd.	8,160	288,374
Berkshire Hathaway, Inc. Class B (a)	19,800	1,577,664
Montpelier Re Holdings Ltd. (e)	12,688	249,700
PartnerRe Ltd.	2,700	209,250
Primerica, Inc.	3,001	67,793
Protective Life Corp.	12,120	285,062
Prudential Financial, Inc.	5,200	263,536
RenaissanceRe Holdings Ltd.	1,861	112,181
The Chubb Corp. (e)	3,500	199,535
The Travelers Companies, Inc.	5,282	285,175
Torchmark Corp.	3,429	197,065
Validus Holdings Ltd.	2,786	81,379
		4,328,637

	Shares	Value
Real Estate Investment Trusts - 2.6%
Annaly Capital Management, Inc. (e)	4,462	$ 81,164
Apartment Investment & Management Co. Class A	7,324	176,655
Boston Properties, Inc.	500	41,900
CBL & Associates Properties, Inc. (e)	12,000	198,000
Equity Residential (SBI)	2,500	124,950
Hospitality Properties Trust (SBI)	10,855	240,113
MFA Financial, Inc.	13,000	105,950
Nationwide Health Properties, Inc.	3,800	136,990
Rayonier, Inc.	5,100	259,896
Simon Property Group, Inc.	2,095	206,358
Ventas, Inc. (e)	3,700	189,699
Vornado Realty Trust	600	48,948
		1,810,623
Thrifts & Mortgage Finance - 0.1%
NewAlliance Bancshares, Inc. (e)	5,500	73,370
TOTAL FINANCIALS		17,091,699
HEALTH CARE - 14.2%
Biotechnology - 1.8%
Amgen, Inc. (a)	9,500	500,555
Biogen Idec, Inc. (a)(e)	7,186	459,688
Myriad Genetics, Inc. (a)(e)	13,500	290,655
		1,250,898
Health Care Equipment & Supplies - 0.1%
Zimmer Holdings, Inc. (a)	1,800	88,668
Health Care Providers & Services - 3.5%
Aetna, Inc.	7,311	216,552
Cardinal Health, Inc.	12,002	427,031
CIGNA Corp.	6,000	220,860
Health Management Associates, Inc. Class A (a)	9,171	81,714
Humana, Inc. (a)	8,217	460,481
McKesson Corp.	1,600	102,240
UnitedHealth Group, Inc.	17,874	652,758
WellPoint, Inc. (a)	3,863	215,324
		2,376,960
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	2,042	101,702
Thermo Fisher Scientific, Inc. (a)	3,200	162,752
		264,454
Pharmaceuticals - 8.4%
Bristol-Myers Squibb Co.	13,050	329,382
Eli Lilly & Co. (e)	14,365	483,526
Endo Pharmaceuticals Holdings, Inc. (a)	12,279	442,167
Forest Laboratories, Inc. (a)	12,137	387,049
Johnson & Johnson	25,060	1,542,443
King Pharmaceuticals, Inc. (a)	14,000	198,100
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	30,457	$ 1,049,853
Pfizer, Inc.	85,264	1,388,951
		5,821,471
TOTAL HEALTH CARE		9,802,451
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.1%
General Dynamics Corp.	3,675	242,881
ITT Corp.	1,500	69,000
L-3 Communications Holdings, Inc.	1,530	107,605
Northrop Grumman Corp.	3,400	209,712
Raytheon Co.	2,326	107,578
		736,776
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)(e)	4,823	263,143
United Parcel Service, Inc. Class B (e)	3,939	276,242
		539,385
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co.	10,380	163,589
Construction & Engineering - 0.7%
KBR, Inc.	12,000	324,960
URS Corp. (a)	5,100	201,654
		526,614
Electrical Equipment - 0.1%
Thomas & Betts Corp. (a)	1,946	86,500
Industrial Conglomerates - 2.4%
General Electric Co.	97,516	1,543,678
Tyco International Ltd.	2,500	94,725
		1,638,403
Machinery - 1.5%
Ingersoll-Rand Co. Ltd.	3,600	147,600
Joy Global, Inc.	3,800	290,016
Oshkosh Co. (a)	11,013	316,073
Parker Hannifin Corp.	2,000	160,460
Timken Co.	2,599	113,212
		1,027,361
Road & Rail - 1.3%
CSX Corp.	3,924	238,618
Norfolk Southern Corp.	3,764	226,480
Union Pacific Corp.	5,100	459,561
		924,659
TOTAL INDUSTRIALS		5,643,287

	Shares	Value
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.7%
Harris Corp.	7,270	$ 321,625
Motorola, Inc. (a)	15,548	119,098
Plantronics, Inc.	2,090	74,759
		515,482
Computers & Peripherals - 0.7%
EMC Corp. (a)	10,222	219,671
Hewlett-Packard Co.	6,931	290,617
		510,288
Electronic Equipment & Components - 0.6%
Corning, Inc.	4,500	79,470
Vishay Intertechnology, Inc. (a)(e)	22,387	319,239
		398,709
Internet Software & Services - 0.3%
eBay, Inc. (a)(e)	7,100	206,823
IT Services - 1.0%
Accenture PLC Class A	4,200	181,944
CACI International, Inc. Class A (a)	5,500	276,815
Computer Sciences Corp.	2,629	117,332
International Business Machines Corp.	1,041	147,260
		723,351
Office Electronics - 0.2%
Xerox Corp.	5,273	60,429
Zebra Technologies Corp. Class A (a)(e)	2,327	84,796
		145,225
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	30,447	643,041
RF Micro Devices, Inc. (a)	12,000	84,120
		727,161
Software - 2.2%
Microsoft Corp.	32,500	819,325
Oracle Corp.	3,845	103,969
Symantec Corp. (a)	24,000	403,200
Synopsys, Inc. (a)	6,800	174,692
		1,501,186
TOTAL INFORMATION TECHNOLOGY		4,728,225
MATERIALS - 3.8%
Chemicals - 2.5%
Dow Chemical Co.	6,990	217,948
E.I. du Pont de Nemours & Co.	7,146	335,791
Lubrizol Corp.	3,701	386,977
Nalco Holding Co.	7,207	212,030
PPG Industries, Inc. (e)	3,995	311,450
Rockwood Holdings, Inc. (a)(e)	7,763	296,314
		1,760,510
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.3%
Ball Corp.	1,959	$ 129,059
Rock-Tenn Co. Class A	1,240	67,072
		196,131
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	3,427	347,224
Paper & Forest Products - 0.5%
Domtar Corp.	4,228	320,990
TOTAL MATERIALS		2,624,855
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	71,696	1,992,422
CenturyLink, Inc.	3,500	150,465
Qwest Communications International, Inc.	18,000	126,000
Verizon Communications, Inc. (e)	39,868	1,276,175
		3,545,062
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)(e)	35,485	134,133
TOTAL TELECOMMUNICATION SERVICES		3,679,195
UTILITIES - 5.4%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	5,770	205,412
Cleco Corp.	4,500	136,485
DPL, Inc.	7,633	193,344
Edison International	3,800	140,372
Entergy Corp.	857	61,053
Exelon Corp.	7,864	309,606
FirstEnergy Corp. (e)	2,100	73,731
NextEra Energy, Inc.	4,622	233,966
Portland General Electric Co.	13,070	276,692
Progress Energy, Inc.	2,943	128,580
Southern Co.	6,784	255,892
		2,015,133
Gas Utilities - 0.3%
Energen Corp.	4,030	175,587
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	8,523	241,712
Multi-Utilities - 1.9%
Ameren Corp.	14,522	417,072
Consolidated Edison, Inc.	1,782	86,195
Dominion Resources, Inc.	5,274	219,029
PG&E Corp.	3,719	174,533

	Shares	Value
Public Service Enterprise Group, Inc.	9,800	$ 302,134
Xcel Energy, Inc.	5,400	126,900
		1,325,863
TOTAL UTILITIES		3,758,295
TOTAL COMMON STOCKS (Cost $62,565,302)		67,728,892
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.34% 12/16/10 to 7/28/11 (f) (Cost $149,866)	$ 150,000	149,857
Money Market Funds - 20.0%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,274,544	1,274,544
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(d)	12,567,282	12,567,282
TOTAL MONEY MARKET FUNDS (Cost $13,841,826)		13,841,826
TOTAL INVESTMENT PORTFOLIO - 118.0% (Cost $76,556,994)	81,720,575
NET OTHER ASSETS (LIABILITIES) - (18.0)%	(12,471,306)
NET ASSETS - 100%	$ 69,249,269
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 1,474,500	$ 5,575

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,857.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 11,169
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,790,982	$ 5,790,982	$ -	$ -
Consumer Staples	6,270,529	6,270,529	-	-
Energy	8,339,374	8,339,374	-	-
Financials	17,091,699	17,091,699	-	-
Health Care	9,802,451	9,802,451	-	-
Industrials	5,643,287	5,643,287	-	-
Information Technology	4,728,225	4,728,225	-	-
Materials	2,624,855	2,624,855	-	-
Telecommunication Services	3,679,195	3,679,195	-	-
Utilities	3,758,295	3,758,295	-	-
U.S. Government and Government Agency Obligations	149,857	-	149,857	-
Money Market Funds	13,841,826	13,841,826	-	-
Total Investments in Securities:	$ 81,720,575	$ 81,570,718	$ 149,857	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,575	$ 5,575	$ -	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $76,871,274. Net unrealized appreciation aggregated $4,849,301, of which $8,572,175 related to appreciated investment securities and $3,722,874 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

November 30, 2010

1.859522.103

CEI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.2%
Autoliv, Inc. (d)	21,515	$ 1,579,631
Automobiles - 0.6%
Ford Motor Co. (a)(d)	308,144	4,911,815
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc. (d)	52,235	1,788,526
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	44,653	912,707
Darden Restaurants, Inc. (d)	79,000	3,867,050
McDonald's Corp.	100,000	7,830,000
Starbucks Corp. (d)	70,000	2,142,000
The Cheesecake Factory, Inc. (a)(d)	76,036	2,423,267
Wyndham Worldwide Corp.	80,000	2,300,000
Yum! Brands, Inc. (d)	10,600	530,848
		20,005,872
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	12,394	2,173,908
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc. (d)	37,107	2,697,308
Media - 3.3%
CBS Corp. Class B (d)	271,251	4,567,867
Comcast Corp. Class A	339,897	6,797,940
DIRECTV (a)	20,438	848,790
John Wiley & Sons, Inc. Class A	40,608	1,685,232
Liberty Global, Inc. Class A (a)(d)	46,558	1,641,635
The Walt Disney Co.	122,967	4,489,525
Time Warner Cable, Inc.	8,477	521,675
Time Warner, Inc.	194,722	5,742,352
Viacom, Inc. Class B (non-vtg.) (d)	58,000	2,194,140
		28,489,156
Multiline Retail - 0.9%
Macy's, Inc.	184,408	4,735,597
Target Corp.	49,628	2,825,818
		7,561,415
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	64,044	4,226,264
Home Depot, Inc.	69,078	2,086,846
Limited Brands, Inc.	106,287	3,578,683
Lowe's Companies, Inc.	43,106	978,506
Ross Stores, Inc.	63,809	4,139,928
TJX Companies, Inc.	128,000	5,838,080
		20,848,307
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	37,060	3,191,978
VF Corp.	41,811	3,465,296
		6,657,274
TOTAL CONSUMER DISCRETIONARY		96,713,212

	Shares	Value
CONSUMER STAPLES - 9.8%
Beverages - 2.7%
Coca-Cola Enterprises, Inc.	66,000	$ 1,593,900
Dr Pepper Snapple Group, Inc.	118,000	4,322,340
PepsiCo, Inc.	88,572	5,724,408
The Coca-Cola Co.	187,240	11,827,951
		23,468,599
Food & Staples Retailing - 2.1%
Costco Wholesale Corp. (d)	16,568	1,120,162
CVS Caremark Corp.	45,414	1,407,834
Kroger Co.	123,485	2,908,072
Wal-Mart Stores, Inc.	206,155	11,150,924
Walgreen Co. (d)	61,626	2,147,666
		18,734,658
Food Products - 1.0%
Corn Products International, Inc.	24,174	1,042,383
Del Monte Foods Co.	33,104	620,038
General Mills, Inc.	21,910	774,080
H.J. Heinz Co.	30,000	1,448,100
Hershey Co.	61,005	2,855,034
Kraft Foods, Inc. Class A	51,662	1,562,776
		8,302,411
Household Products - 1.9%
Colgate-Palmolive Co.	21,087	1,614,210
Kimberly-Clark Corp.	12,598	779,690
Procter & Gamble Co.	228,717	13,967,747
		16,361,647
Tobacco - 2.1%
Altria Group, Inc.	109,981	2,639,544
Lorillard, Inc.	46,812	3,725,299
Philip Morris International, Inc.	211,656	12,041,110
		18,405,953
TOTAL CONSUMER STAPLES		85,273,268
ENERGY - 11.6%
Energy Equipment & Services - 3.2%
Complete Production Services, Inc. (a)(d)	50,000	1,422,500
Halliburton Co.	70,245	2,658,071
Helmerich & Payne, Inc. (d)	102,873	4,666,319
McDermott International, Inc. (a)(d)	130,000	2,382,900
National Oilwell Varco, Inc.	103,114	6,319,857
Oceaneering International, Inc. (a)	54,000	3,731,400
Schlumberger Ltd.	83,563	6,462,762
		27,643,809
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	6,089	390,670
Apache Corp.	14,568	1,568,100
Chevron Corp. (d)	194,104	15,716,601
ConocoPhillips	163,235	9,821,850
Devon Energy Corp.	76,367	5,389,219
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	401,579	$ 27,933,839
Occidental Petroleum Corp.	97,009	8,553,284
Peabody Energy Corp. (d)	66,924	3,935,800
		73,309,363
TOTAL ENERGY		100,953,172
FINANCIALS - 14.5%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	87,500	4,536,000
Franklin Resources, Inc.	3,691	421,106
Goldman Sachs Group, Inc.	29,712	4,639,232
State Street Corp. (d)	37,107	1,603,022
T. Rowe Price Group, Inc.	20,000	1,166,600
		12,365,960
Commercial Banks - 2.8%
CIT Group, Inc. (a)	75,000	2,959,500
East West Bancorp, Inc.	145,000	2,514,300
PNC Financial Services Group, Inc. (d)	99,611	5,364,052
U.S. Bancorp, Delaware	87,352	2,077,231
Wells Fargo & Co.	443,891	12,078,274
		24,993,357
Consumer Finance - 1.6%
American Express Co.	112,043	4,842,498
Capital One Financial Corp.	69,276	2,579,145
Discover Financial Services	228,839	4,183,177
SLM Corp. (a)	205,846	2,377,521
		13,982,341
Diversified Financial Services - 3.8%
Bank of America Corp.	828,014	9,066,753
Citigroup, Inc. (a)	1,850,000	7,770,000
JPMorgan Chase & Co.	373,661	13,967,448
The NASDAQ Stock Market, Inc. (a)(d)	100,000	2,146,000
		32,950,201
Insurance - 3.0%
ACE Ltd.	62,621	3,664,581
AFLAC, Inc.	28,177	1,451,116
Berkshire Hathaway, Inc. Class B (a)	136,545	10,879,906
Montpelier Re Holdings Ltd. (d)	76,442	1,504,379
Protective Life Corp.	144,000	3,386,880
Prudential Financial, Inc.	31,588	1,600,880
RenaissanceRe Holdings Ltd.	18,000	1,085,040
The Travelers Companies, Inc.	44,199	2,386,304
		25,959,086
Real Estate Investment Trusts - 1.9%
American Capital Agency Corp. (d)	30,000	879,600
MFA Financial, Inc.	175,000	1,426,250
Nationwide Health Properties, Inc.	116,780	4,209,919

	Shares	Value
Rayonier, Inc.	64,000	$ 3,261,440
Simon Property Group, Inc.	39,000	3,841,500
Ventas, Inc. (d)	55,000	2,819,850
		16,438,559
TOTAL FINANCIALS		126,689,504
HEALTH CARE - 11.4%
Biotechnology - 1.5%
Amgen, Inc. (a)	83,142	4,380,752
Biogen Idec, Inc. (a)(d)	77,187	4,937,652
Celgene Corp. (a)	17,264	1,025,136
Gilead Sciences, Inc. (a)	84,721	3,092,317
		13,435,857
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	25,699	1,247,686
Becton, Dickinson & Co. (d)	32,166	2,506,696
Kinetic Concepts, Inc. (a)	16,200	643,302
Medtronic, Inc.	28,438	953,526
		5,351,210
Health Care Providers & Services - 2.5%
Aetna, Inc.	42,000	1,244,040
Cardinal Health, Inc.	147,610	5,251,964
CIGNA Corp.	85,000	3,128,850
Humana, Inc. (a)	89,076	4,991,819
McKesson Corp.	12,265	783,734
Medco Health Solutions, Inc. (a)	10,142	621,907
UnitedHealth Group, Inc.	159,220	5,814,714
		21,837,028
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	23,468	1,168,824
Thermo Fisher Scientific, Inc. (a)	34,678	1,763,723
		2,932,547
Pharmaceuticals - 6.5%
Abbott Laboratories	145,903	6,785,949
Allergan, Inc.	12,600	835,002
Bristol-Myers Squibb Co.	63,432	1,601,024
Eli Lilly & Co. (d)	171,578	5,775,315
Endo Pharmaceuticals Holdings, Inc. (a)	107,984	3,888,504
Forest Laboratories, Inc. (a)	156,607	4,994,197
Johnson & Johnson	255,111	15,702,082
Merck & Co., Inc.	202,937	6,995,238
Pfizer, Inc.	599,387	9,764,014
		56,341,325
TOTAL HEALTH CARE		99,897,967
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.1%
General Dynamics Corp.	57,104	3,774,003
Honeywell International, Inc.	35,941	1,786,627
Lockheed Martin Corp.	6,942	472,334
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	80,000	$ 4,934,400
Raytheon Co.	21,485	993,681
The Boeing Co.	29,432	1,876,879
United Technologies Corp.	55,871	4,205,410
		18,043,334
Air Freight & Logistics - 1.2%
FedEx Corp.	5,545	505,260
United Parcel Service, Inc. Class B (d)	138,647	9,723,314
		10,228,574
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co.	63,000	992,880
Construction & Engineering - 0.6%
KBR, Inc.	135,000	3,655,800
URS Corp. (a)	48,000	1,897,920
		5,553,720
Electrical Equipment - 0.5%
Emerson Electric Co.	40,268	2,217,559
Thomas & Betts Corp. (a)	60,000	2,667,000
		4,884,559
Industrial Conglomerates - 2.3%
3M Co. (d)	38,156	3,204,341
General Electric Co.	1,048,892	16,603,960
		19,808,301
Machinery - 2.4%
Caterpillar, Inc. (d)	44,138	3,734,075
CNH Global NV (a)	55,956	2,317,698
Danaher Corp.	12,409	536,689
Deere & Co.	25,000	1,867,500
Illinois Tool Works, Inc.	16,728	796,755
Joy Global, Inc.	56,247	4,292,771
Oshkosh Co. (a)	44,612	1,280,364
Parker Hannifin Corp.	35,000	2,808,050
Timken Co.	80,000	3,484,800
		21,118,702
Road & Rail - 0.9%
CSX Corp.	38,000	2,310,780
Norfolk Southern Corp.	27,000	1,624,590
Union Pacific Corp.	40,543	3,653,330
		7,588,700
TOTAL INDUSTRIALS		88,218,770
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	395,516	7,578,087
Harris Corp.	103,422	4,575,389

	Shares	Value
Plantronics, Inc.	29,493	$ 1,054,965
QUALCOMM, Inc.	136,077	6,360,239
		19,568,680
Computers & Peripherals - 5.1%
Apple, Inc. (a)	84,103	26,168,648
Dell, Inc. (a)(d)	38,586	510,107
EMC Corp. (a)	114,798	2,467,009
Hewlett-Packard Co.	279,808	11,732,349
QLogic Corp. (a)(d)	215,000	3,846,350
		44,724,463
Electronic Equipment & Components - 0.3%
Vishay Intertechnology, Inc. (a)(d)	199,020	2,838,025
Internet Software & Services - 2.0%
eBay, Inc. (a)(d)	86,050	2,506,637
Google, Inc. Class A (a)	26,488	14,719,646
		17,226,283
IT Services - 3.5%
Accenture PLC Class A	71,000	3,075,720
Automatic Data Processing, Inc.	122,000	5,437,540
Computer Sciences Corp.	66,570	2,971,019
International Business Machines Corp.	118,789	16,803,892
Visa, Inc. Class A	35,000	2,584,750
		30,872,921
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)(d)	28,936	1,054,428
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)(d)	107,704	785,162
Intel Corp.	608,344	12,848,225
Lam Research Corp. (a)(d)	32,000	1,450,560
RF Micro Devices, Inc. (a)	180,000	1,261,800
		16,345,747
Software - 4.4%
Activision Blizzard, Inc.	195,000	2,289,300
CA, Inc.	190,000	4,349,100
Intuit, Inc. (a)	52,000	2,334,280
Microsoft Corp.	681,751	17,186,943
Oracle Corp.	366,768	9,917,407
Symantec Corp. (a)	32,725	549,780
Synopsys, Inc. (a)	74,512	1,914,213
		38,541,023
TOTAL INFORMATION TECHNOLOGY		171,171,570
MATERIALS - 4.8%
Chemicals - 2.9%
Dow Chemical Co.	53,572	1,670,375
E.I. du Pont de Nemours & Co.	125,069	5,876,992
Lubrizol Corp.	41,159	4,303,585
PPG Industries, Inc. (d)	61,503	4,794,774
Praxair, Inc.	12,000	1,104,600
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc. (a)(d)	85,131	$ 3,249,450
The Scotts Miracle-Gro Co. Class A	80,734	4,033,471
		25,033,247
Containers & Packaging - 0.3%
Ball Corp.	43,366	2,856,952
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	82,335	8,342,182
Newmont Mining Corp.	19,161	1,127,242
		9,469,424
Paper & Forest Products - 0.5%
Domtar Corp.	56,006	4,251,976
TOTAL MATERIALS		41,611,599
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	535,916	14,893,106
Qwest Communications International, Inc.	570,882	3,996,174
Verizon Communications, Inc. (d)	347,195	11,113,712
		30,002,992
UTILITIES - 1.8%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	49,771	1,771,848
Cleco Corp.	37,373	1,133,523
DPL, Inc.	54,485	1,380,105
Duke Energy Corp.	47,989	842,207
Exelon Corp.	48,975	1,928,146
NextEra Energy, Inc.	17,098	865,501
Southern Co.	22,509	849,039
		8,770,369
Multi-Utilities - 0.8%
Ameren Corp.	153,949	4,421,415
Dominion Resources, Inc.	21,000	872,130
Public Service Enterprise Group, Inc.	58,240	1,795,539
		7,089,084
TOTAL UTILITIES		15,859,453
TOTAL COMMON STOCKS (Cost $912,723,640)		856,391,507
U.S. Treasury Obligations - 0.5%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.33% 12/16/10 to 6/30/11 (e) (Cost $4,405,866)	$ 4,410,000	$ 4,407,008
Money Market Funds - 15.5%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (f)	588	$ 588
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	135,633,174	135,633,174
TOTAL MONEY MARKET FUNDS (Cost $135,633,762)		135,633,762
TOTAL INVESTMENT PORTFOLIO - 114.1% (Cost $1,052,763,268)	996,432,277
NET OTHER ASSETS (LIABILITIES) - (14.1)%	(123,404,773)
NET ASSETS - 100%	$ 873,027,504
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
282 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 16,632,360	$ 271,843

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,418,319.
(f) The rate quoted in the annualized seven-day yield of the fund at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 165,552
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 96,713,212	$ 96,713,212	$ -	$ -
Consumer Staples	85,273,268	85,273,268	-	-
Energy	100,953,172	100,953,172	-	-
Financials	126,689,504	126,689,504	-	-
Health Care	99,897,967	99,897,967	-	-
Industrials	88,218,770	88,218,770	-	-
Information Technology	171,171,570	171,171,570	-	-
Materials	41,611,599	41,611,599	-	-
Telecommunication Services	30,002,992	30,002,992	-	-
Utilities	15,859,453	15,859,453	-	-
U.S. Government and Government Agency Obligations	4,407,008	-	4,407,008	-
Money Market Funds	135,633,762	135,633,762	-	-
Total Investments in Securities:	$ 996,432,277	$ 992,025,269	$ 4,407,008	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 271,843	$ 271,843	$ -	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,056,740,862. Net unrealized depreciation aggregated $60,308,585, of which $73,717,053 related to appreciated investment securities and $134,025,638 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

November 30, 2010

1.870941.102

IEI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 10.0%
AGL Energy Ltd.	3,600	$ 52,958
ASX Ltd.	829	30,047
Australia & New Zealand Banking Group Ltd.	3,440	74,704
Bendigo & Adelaide Bank Ltd.	5,400	51,130
BHP Billiton Ltd.	8,640	355,160
Caltex Australia Ltd.	7,331	92,317
Coca-Cola Amatil Ltd.	2,647	28,259
Commonwealth Bank of Australia	4,690	217,002
Crown Ltd.	7,400	58,224
CSL Ltd.	2,370	79,291
DuluxGroup Ltd.	2,500	6,373
Fortescue Metals Group Ltd. (a)	16,000	96,908
Fosters Group Ltd.	13,957	75,573
Incitec Pivot Ltd.	10,999	39,423
Insurance Australia Group Ltd.	18,100	65,395
MAp Group unit	8,600	25,055
Metcash Ltd.	13,213	52,803
National Australia Bank Ltd.	2,950	66,296
Orica Ltd.	2,500	59,849
QBE Insurance Group Ltd.	2,245	36,210
Rio Tinto Ltd.	1,935	152,451
Telstra Corp. Ltd.	22,400	60,322
Wesfarmers Ltd.	3,000	90,449
Westfield Group unit	6,049	70,434
Westfield Retail Trust unit (e)	1,430	3,769
Westpac Banking Corp.	4,051	82,964
Woolworths Ltd.	3,482	89,431
TOTAL AUSTRALIA		2,112,797
Austria - 0.7%
OMV AG	1,320	44,354
Telekom Austria AG	700	9,721
Voestalpine AG	2,336	94,789
TOTAL AUSTRIA		148,864
Bailiwick of Jersey - 0.9%
Experian PLC	9,739	111,252
Petrofac Ltd.	4,090	88,481
TOTAL BAILIWICK OF JERSEY		199,733
Belgium - 1.5%
Anheuser-Busch InBev SA NV	2,829	153,933
Delhaize Group SA	645	44,024
Mobistar SA	580	33,753
Umicore SA	1,638	77,722
TOTAL BELGIUM		309,432
Bermuda - 0.3%
Noble Group Ltd.	545	846
Yue Yuen Industrial (Holdings) Ltd.	15,500	55,992
TOTAL BERMUDA		56,838

	Shares	Value
Denmark - 1.2%
Coloplast AS Series B	687	$ 91,400
Novo Nordisk AS Series B	1,575	156,281
Novozymes AS Series B	45	5,873
TOTAL DENMARK		253,554
Finland - 2.3%
Fortum Corp.	3,400	89,710
KCI Konecranes Oyj	2,310	90,481
Kone Oyj (B Shares)	1,920	100,398
Nokia Corp.	8,713	80,562
Stora Enso Oyj (R Shares)	9,659	83,113
Wartsila Corp.	563	38,946
TOTAL FINLAND		483,210
France - 7.8%
Air Liquide SA	198	23,179
AXA SA	2,102	30,173
BNP Paribas SA	1,600	94,691
Bouygues SA	702	28,007
Carrefour SA	844	38,180
CNP Assurances	1,600	25,646
Compagnie de St. Gobain	1,858	83,230
Credit Agricole SA	7,279	89,190
Danone	370	21,669
Eutelsat Communications	1,830	61,609
France Telecom SA	5,170	104,830
GDF Suez	2,623	86,979
Gecina SA	747	77,967
Hermes International SA	399	75,605
Legrand SA	1,200	45,796
LVMH Moet Hennessy - Louis Vuitton	85	12,891
PagesJaunes Groupe SA	4,270	37,834
Sanofi-Aventis	1,420	86,066
Schneider Electric SA	249	34,950
Societe Generale Series A	1,800	83,412
Technip SA	995	77,249
Total SA	4,620	224,223
Unibail-Rodamco	490	85,185
VINCI SA	1,400	67,774
Vivendi	2,340	57,080
TOTAL FRANCE		1,653,415
Germany - 8.7%
Allianz AG	1,110	121,732
BASF AG	3,069	229,028
Bayer AG	2,785	202,232
Daimler AG (Germany) (a)	2,028	131,260
Deutsche Bank AG	2,820	133,935
Deutsche Boerse AG	677	40,936
Deutsche Telekom AG	5,892	75,445
E.ON AG	3,722	106,780
Infineon Technologies AG	13,700	121,726
Linde AG	865	120,796
Common Stocks - continued
	Shares	Value
Germany - continued
Munich Re Group	189	$ 26,246
Puma AG	95	28,229
RWE AG	196	12,200
SAP AG	1,560	72,766
Siemens AG	2,270	248,328
TUI AG (a)	7,209	75,972
Volkswagen AG	97	13,105
Wacker Chemie AG	446	76,407
TOTAL GERMANY		1,837,123
Greece - 0.4%
Coca-Cola Hellenic Bottling Co. SA	554	14,129
Public Power Corp. of Greece	5,294	73,518
TOTAL GREECE		87,647
Hong Kong - 2.9%
ASM Pacific Technology Ltd.	4,600	43,601
Bank of East Asia Ltd.	80	341
BOC Hong Kong (Holdings) Ltd.	16,000	55,016
Cheung Kong Holdings Ltd.	2,000	29,569
CLP Holdings Ltd.	10,000	82,292
Hang Seng Bank Ltd.	2,000	32,891
Henderson Land Development Co. Ltd.	4,024	28,373
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	800	263
Hong Kong Electric Holdings Ltd.	3,500	22,514
Hutchison Whampoa Ltd.	5,000	50,032
Hysan Development Co. Ltd.	5,000	20,766
Kerry Properties Ltd.	8,000	40,386
New World Development Co. Ltd.	21,000	41,703
Sun Hung Kai Properties Ltd.	4,495	74,328
Wheelock and Co. Ltd.	25,000	89,826
TOTAL HONG KONG		611,901
Ireland - 0.2%
CRH PLC	27	468
Kerry Group PLC Class A	680	21,843
Ryanair Holdings PLC	6,100	30,736
TOTAL IRELAND		53,047
Israel - 0.4%
Teva Pharmaceutical Industries Ltd.	1,700	85,614
Italy - 1.6%
Assicurazioni Generali SpA	1,101	19,291
Enel SpA	3,784	17,778
ENI SpA	1,429	28,749
EXOR SpA	3,684	97,108
Finmeccanica SpA	4,420	49,936
Intesa Sanpaolo SpA	20,964	54,552
Mediobanca SpA	3,747	30,832
Mediobanca SpA warrants 3/18/11 (a)	3,569	55

	Shares	Value
Telecom Italia SpA	19,506	$ 24,000
UniCredit SpA	9,662	18,697
TOTAL ITALY		340,998
Japan - 21.5%
Aeon Mall Co. Ltd.	3,800	84,505
Asahi Glass Co. Ltd.	4,000	44,479
Astellas Pharma, Inc.	2,200	78,773
Bank of Yokohama Ltd.	7,000	33,850
Canon, Inc.	2,000	94,106
Central Japan Railway Co.	14	107,956
Chiba Bank Ltd.	4,000	23,241
Chubu Electric Power Co., Inc.	4,200	99,238
Daito Trust Construction Co. Ltd.	1,400	86,658
DeNA Co. Ltd.	3,300	96,376
Dentsu, Inc.	1,800	48,473
East Japan Railway Co.	1,700	101,504
Eisai Co. Ltd.	1,000	34,359
Electric Power Development Co. Ltd.	900	27,467
Elpida Memory, Inc. (a)	3,700	44,081
Fuji Heavy Industries Ltd. (a)	14,000	103,252
Fujifilm Holdings Corp.	2,000	66,950
Hino Motors Ltd.	19,000	93,361
Hitachi Ltd. (a)	29,000	136,777
Honda Motor Co. Ltd.	5,300	191,717
INPEX Corp.	12	61,606
Isetan Mitsukoshi Holdings Ltd.	1,400	16,018
JFE Holdings, Inc.	2,500	79,280
JGC Corp.	3,000	57,954
Jupiter Telecommunications Co.	40	40,724
Kansai Electric Power Co., Inc.	1,900	45,718
Kao Corp.	1,300	32,553
KDDI Corp.	13	74,179
Kinden Corp.	10,000	86,037
Kirin Holdings Co. Ltd.	2,000	27,807
Kuraray Co. Ltd.	2,000	27,500
Lawson, Inc.	700	31,033
Marubeni Corp.	8,000	51,784
Minebea Ltd.	16,000	94,685
Mitsubishi Corp.	1,000	25,247
Mitsubishi UFJ Financial Group, Inc.	7,400	35,089
Mitsui & Co. Ltd.	5,500	85,771
Mitsui Engineering & Shipbuilding Co.	24,000	55,222
Mitsui OSK Lines Ltd.	6,000	41,196
Mizuho Financial Group, Inc.	20,000	31,593
Nintendo Co. Ltd.	50	13,581
Nippon Electric Glass Co. Ltd.	4,000	56,037
Nippon Telegraph & Telephone Corp.	400	18,135
Nissan Motor Co. Ltd. (a)	14,300	133,755
Nisshin Seifun Group, Inc.	3,500	42,310
Nitori Holdings Co. Ltd.	800	70,455
Nitto Denko Corp.	2,100	87,202
Nomura Holdings, Inc.	4,200	24,223
NTT Data Corp.	16	51,738
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX Corp.	380	$ 32,467
Osaka Gas Co. Ltd.	13,000	48,592
Panasonic Corp.	2,000	28,667
Resona Holdings, Inc. (d)	11,700	71,409
Sega Sammy Holdings, Inc.	5,900	99,409
Seven & i Holdings Co., Ltd.	1,400	34,206
Sony Corp.	2,700	95,724
Sony Financial Holdings, Inc.	18	65,065
Sumitomo Corp.	4,300	55,978
Sumitomo Heavy Industries Ltd.	6,000	36,771
Sumitomo Mitsui Financial Group, Inc.	3,100	95,203
Sumitomo Realty & Development Co. Ltd.	4,000	85,961
Takeda Pharmaceutical Co. Ltd.	2,700	125,370
Tokio Marine Holdings, Inc.	2,600	73,599
Tokyo Electric Power Co.	2,000	46,610
Tokyo Gas Co. Ltd.	11,000	47,976
Tokyu Land Corp.	19,000	84,936
Toyo Suisan Kaisha Ltd.	1,500	31,654
Toyoda Gosei Co. Ltd.	2,300	52,522
Toyota Motor Corp.	3,200	124,049
Yamada Denki Co. Ltd.	720	45,772
Yamaguchi Financial Group, Inc.	3,000	26,743
Yamazaki Baking Co. Ltd.	5,000	58,493
TOTAL JAPAN		4,562,731
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	943	29,720
Tenaris SA	3,940	82,941
TOTAL LUXEMBOURG		112,661
Netherlands - 2.7%
Akzo Nobel NV	372	20,002
ING Groep NV (Certificaten Van Aandelen) unit (a)	13,820	121,868
Koninklijke Ahold NV	7,745	93,583
Koninklijke KPN NV	2,705	38,565
Koninklijke Philips Electronics NV	2,398	64,828
STMicroelectronics NV	12,272	109,798
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	4,740	133,593
TOTAL NETHERLANDS		582,237
New Zealand - 0.7%
Fletcher Building Ltd.	8,805	52,017
Sky City Entertainment Group Ltd.	41,148	95,706
TOTAL NEW ZEALAND		147,723
Norway - 0.5%
StatoilHydro ASA	2,800	55,518
Telenor ASA	3,400	48,867
TOTAL NORWAY		104,385

	Shares	Value
Singapore - 1.6%
Ascendas Real Estate Investment Trust (A-REIT)	13,000	$ 20,476
ComfortDelgro Corp. Ltd.	20,000	23,020
Jardine Cycle & Carriage Ltd.	2,000	56,096
Oversea-Chinese Banking Corp. Ltd.	9,171	68,960
SembCorp Marine Ltd.	27,000	99,568
Yangzijiang Shipbuilding Holdings Ltd.	60,000	81,781
TOTAL SINGAPORE		349,901
Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA	6,241	57,323
Banco Santander SA	14,442	137,652
Iberdrola SA	9,940	68,309
Repsol YPF SA	2,174	52,396
Telefonica SA	5,095	108,189
Vallehermoso SA (a)	12,140	61,669
TOTAL SPAIN		485,538
Sweden - 2.3%
Alfa Laval AB	1,600	28,089
H&M Hennes & Mauritz AB (B Shares)	2,570	86,727
Nordea Bank AB	1,287	12,815
SSAB Svenskt Stal AB (A Shares)	2,220	29,948
Svenska Cellulosa AB (SCA) (B Shares)	5,000	72,851
Swedish Match Co.	3,230	90,221
Tele2 AB (B Shares)	4,345	86,778
Telefonaktiebolaget LM Ericsson (B Shares)	7,561	78,017
TOTAL SWEDEN		485,446
Switzerland - 6.1%
ABB Ltd. (Reg.)	573	11,093
Credit Suisse Group	2,031	75,095
Nestle SA	5,404	293,716
Novartis AG	3,740	199,180
Pargesa Holding SA	1,152	86,602
Roche Holding AG (participation certificate)	2,003	275,010
Straumann Holding AG	170	35,773
Sulzer AG (Reg.)	748	97,259
Swiss Reinsurance Co.	1,720	79,449
The Swatch Group AG (Bearer)	100	40,153
UBS AG (a)	6,080	91,581
Zurich Financial Services AG	86	19,134
TOTAL SWITZERLAND		1,304,045
United Kingdom - 19.3%
3i Group PLC	20,396	94,655
Anglo American PLC (United Kingdom)	3,270	143,441
AstraZeneca PLC:
(United Kingdom)	1,320	61,695
sponsored ADR (d)	3,188	149,613
Aviva PLC	5,824	32,124
BAE Systems PLC	18,290	93,956
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC	34,970	$ 140,482
BG Group PLC	2,170	39,199
BHP Billiton PLC	4,530	160,947
BP PLC	46,580	310,881
British American Tobacco PLC (United Kingdom)	1,781	64,649
BT Group PLC	25,000	66,130
Cable & Wireless PLC	14,975	10,399
Centrica PLC	16,449	78,563
Compass Group PLC	11,708	101,150
Diageo PLC	4,000	71,407
EnQuest PLC (a)	4,000	8,610
GlaxoSmithKline PLC	2,172	41,134
GlaxoSmithKline PLC sponsored ADR	5,929	226,962
HSBC Holdings PLC:
(United Kingdom)	24,715	250,071
sponsored ADR	1,973	99,755
Imperial Tobacco Group PLC	2,110	61,891
Land Securities Group PLC	1,809	17,697
Legal & General Group PLC	53,160	75,567
Lloyds Banking Group PLC (a)	112,759	106,483
National Grid PLC	7,838	69,217
Next PLC	2,789	87,186
Pearson PLC	3,305	47,663
Reckitt Benckiser Group PLC	1,960	103,642
Rio Tinto PLC	4,233	269,833
Royal Dutch Shell PLC:
Class A (United Kingdom)	5,500	165,603
Class B	2,620	77,865
Serco Group PLC	7,550	63,701
Stagecoach Group PLC	3,050	9,349
Standard Chartered PLC (United Kingdom)	5,675	152,779
Tesco PLC	10,024	64,589
Thomas Cook Group PLC	13,000	37,667
Unilever PLC	5,187	143,594
Vedanta Resources PLC	1,480	45,713
Vodafone Group PLC	90,000	224,512
Xstrata PLC	1,200	24,113
TOTAL UNITED KINGDOM		4,094,487
TOTAL COMMON STOCKS (Cost $19,936,445)		20,463,327
Nonconvertible Preferred Stocks - 0.0%

Germany - 0.0%
Volkswagen AG (Cost $1,060)	12	1,928
Government Obligations - 0.3%
	Principal Amount	Value
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.22% 6/30/11 to 7/28/11 (f) (Cost $69,910)	$ 70,000	$ 69,913
Money Market Funds - 2.6%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (g)	321,618	321,618
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	216,210	216,210
TOTAL MONEY MARKET FUNDS (Cost $537,828)		537,828
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $20,545,243)	21,072,996
NET OTHER ASSETS (LIABILITIES) - 0.7%	147,712
NET ASSETS - 100%	21,220,708
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 613,440	$ 14,499
The face value of futures purchased as a percentage of net assets is 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $69,913.
(g) The rate quoted in the annualized seven-day yield of the fund at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 646
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 4,562,731	$ 1,080,244	$ 3,482,487	$ -
United Kingdom	4,094,487	1,955,800	2,138,687	-
Australia	2,112,797	1,753,868	358,929	-
Germany	1,839,051	1,839,051	-	-
France	1,653,415	1,238,296	415,119	-
Switzerland	1,304,045	927,096	376,949	-
Hong Kong	611,901	611,901	-	-
Netherlands	582,237	152,150	430,087	-
Spain	485,538	129,978	355,560	-
Other	3,219,053	2,649,388	569,665	-
Government Obligations	69,913	-	69,913	-
Money Market Funds	537,828	537,828	-	-
Total Investments in Securities:	$ 21,072,996	$ 12,875,600	$ 8,197,396	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 14,499	$ 14,499	$ -	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $20,568,373. Net unrealized appreciation aggregated $504,623, of which $2,802,157 related to appreciated investment securities and $2,297,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 31, 2011